UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	8/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL HIGH YIELD FUND

ANNUAL REPORT • AUGUST 31, 2013

Fund Type

High Yield Bond

Objectives

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential High Yield Fund informative and useful. The report covers performance for the 12-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential High Yield Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential High Yield Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	6.85%	61.16%	121.82%	—
Class B	6.33	57.29	111.56	—
Class C	6.07	56.37	109.90	—
Class Q	7.04	N/A	N/A	18.18% (10/31/11)
Class R	6.59	59.19	N/A	83.74 (6/6/05)
Class X	6.06	55.19	N/A	52.97 (3/26/07)
Class Z	7.13	63.77	128.26	—
Barclays U.S. Corporate High Yield 1% Issuer Capped Index	7.60	70.70	135.02	—
Lipper High Yield Funds Average	7.09	55.20	109.07	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	1.69%	10.57%	7.67%	—
Class B	1.15	10.96	7.66	—
Class C	4.88	10.96	7.59	—
Class Q	6.67	N/A	N/A	9.69% (10/31/11)
Class R	6.22	11.32	N/A	7.72 (6/6/05)
Class X	–0.13	10.40	N/A	6.69 (3/26/07)
Class Z	6.95	11.94	8.48	—
Barclays U.S. Corporate High Yield 1% Issuer Capped Index	7.18	13.19	8.73	—
Lipper High Yield Funds Average	6.71	10.95	7.47	—

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Average Annual Total Returns (With Sales Charges) as of 8/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	2.04%	9.01%	7.80%	—
Class B	1.33	9.34	7.78	—
Class C	5.07	9.35	7.70	—
Class Q	7.04	N/A	N/A	9.52% (10/31/11)
Class R	6.59	9.75	N/A	7.66 (6/6/05)
Class X	0.06	8.76	N/A	6.62 (3/26/07)
Class Z	7.13	10.37	8.60	—

Average Annual Total Returns (Without Sales Charges) as of 8/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	6.85%	10.01%	8.29%	—
Class B	6.33	9.48	7.78	—
Class C	6.07	9.35	7.70	—
Class Q	7.04	N/A	N/A	9.52% (10/31/11)
Class R	6.59	9.75	N/A	7.66 (6/6/05)
Class X	6.06	9.19	N/A	6.83 (3/26/07)
Class Z	7.13	10.37	8.60	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class A shares with a similar investment in the Barclays U.S. Corporate High Yield 1% Issuer Capped Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (August 31, 2003) and the account values at the end of the current fiscal year (August 31, 2013) as measured on a quarterly basis. For purposes of the graph, and unless

Prudential High Yield Fund	3

Your Fund’s Performance (continued)

otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class Q, Class R, Class X, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Source: Prudential Investments LLC and Lipper Inc.

Past performance does not predict future performance. Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class X	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	6% (Yr. 1) 5% (Yr. 2) 4% (Yr. 3) 4% (Yr. 4) 3% (Yr. 5) 2% (Yr. 6) 2% (Yr. 7) 1% (Yr. 8) 0% (Yr. 9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	.75%	1%	None	.75% (.50% currently)	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

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Benchmark Definitions

Barclays U.S. Corporate High Yield 1% Issuer Capped Index

The Barclays U.S. Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of U.S. dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Barclays U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 8/31/13 are 19.28% for Class Q; 96.43% for Class R; and 66.89% for Class X. Barclays U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 9/30/13 are 10.20% for Class Q; 8.57% for Class R; and 8.36% for Class X.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/13 are 17.59% for Class Q; 76.76% for Class R; and 49.90% for Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/13 are 9.39% for Class Q; 7.17% for Class R; and 6.56% for Class X.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 8/31/13
CIT Group, Inc., Sr. Unsec’d. Notes, 08/15/22	0.9%
CHS/Community Health Systems, Inc., Gtd. Notes, 11/15/19	0.7
Landry’s, Inc., Sr. Notes, 144A, 05/01/20	0.7
AMC Entertainment, Inc., Gtd. Notes, 12/01/20	0.7
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes, 144A, 03/01/22	0.6

Issues reflect only long-term investments and are subject to change.

Distributions and Yields as of 8/31/13
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.37	5.17%
Class B	0.34	4.91
Class C	0.33	4.67
Class Q	0.39	5.81
Class R	0.36	5.16
Class X	0.33	4.66
Class Z	0.39	5.65

Prudential High Yield Fund	5

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 8/31/13
A	0.3%
Baa	1.4
Ba	25.1
B	49.1
Caa or Lower	19.5
NR**	23.5
Total Investments	118.9
Liabilities in excess of other assets	–18.9
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 22.8% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

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Strategy and Performance Overview

How did the Fund perform?

How did the U.S. high yield bond market perform?

The Prudential High Yield Fund’s Class A shares returned 6.85% for the 12-month reporting period that ended August 31, 2013. The Fund’s Class A shares underperformed the 7.60% gain of the Barclays U.S. Corporate High Yield 1% Issuer Capped Index (the Index), and the 7.09% gain of the Lipper High Yield Funds Average.

During the reporting period, investors’ search for yield fueled performance in a record-low interest rate environment. Fortunately, underlying conditions included relatively stable credit fundamentals and low default rates.

•

At the beginning of the reporting period in the third quarter of 2012, high yield bonds (also referred to as “junk bonds”) delivered double-digit returns. The high yield bond market also began 2013 on a strong note.

•

However, volatility returned to the market in the second quarter of 2013 after the U.S. Federal Reserve Bank (the Fed) indicated it could begin scaling back its quantitative easing program later in the year. This also indicated a potential rise in interest rates. As a result, yields increased and prices fell, as bond prices fall when interest rate yields rise.

•

Positive momentum in the U.S. high yield market pushed average yields to a record low of 5.00% in the early part of May. Yields stabilized in the final months of the reporting period and average spreads (the difference between yields on U.S Treasuries and bonds with similar maturities) were generally flat.

•	Overall, high yield bonds ended the period with positive returns, outperforming most other fixed income asset classes.

How did high yield market sectors, industries, and rating categories perform?

All sectors, had positive returns.

•	Insurance, building materials and construction and telecommunications were top performers.

•	Companies in more defensive industries such as cable companies and electric utilities, which are less resistant to changes in the economy, lagged other sectors but posted solid gains.

•	Lower-rated credits outperformed their higher-rated counterparts. Bonds rated CCC outperformed bonds rated BB, and B.

Prudential High Yield Fund	7

Strategy and Performance Overview (continued)

What strategies proved most beneficial to the Fund’s performance?

Relative to the Index, the Fund benefited from an overweight position in the gaming industry and from underweight positions in energy equipment companies and energy producers.

•

Debt security selection within the technology, electricity, and healthcare industries also boosted performance. The Fund’s overweight position in Texas Energy Future Capital Holdings, an electric power company, and an overweight in Ceridian, a technology company, helped performance.

•	While an underweight in telecommunications hurt performance, an overweight in Vimpelcom, a European telecommunications company contributed to performance.

•

The Fund benefitted from its broad exposure to the high yield market through a position in the Credit default index, a basket of 100 equally weighted credit default swaps on high yield bonds. A credit default swap is a contract between a buyer of protection who makes fixed periodic payments to a seller of protection, who then pays the buyer in the event of a bond default. It is similar to buying or selling insurance contracts on a corporation’s debt. The Fund periodically used this instrument to gain broad market exposure.

What strategies detracted most from the Fund’s performance?

•	Holdings in building materials and construction, media and entertainment, and insurance detracted from performance.

•	Other detractors included overweight positions in real estate investment trusts (REITs).

•	The Fund’s overweight holdings in CIT Group, a consumer lender, and an underweight to Supervalu, a food retailer, negatively affected performance.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential High Yield Fund	9

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,006.00	0.85%	$4.30
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33

Class B	Actual	$1,000.00	$1,005.20	1.35%	$6.82
	Hypothetical	$1,000.00	$1,018.40	1.35%	$6.87

Class C	Actual	$1,000.00	$1,002.20	1.60%	$8.07
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

Class Q	Actual	$1,000.00	$1,007.90	0.47%	$2.38
	Hypothetical	$1,000.00	$1,022.84	0.47%	$2.40

Class R	Actual	$1,000.00	$1,004.80	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.66	1.10%	$5.60

Class X	Actual	$1,000.00	$1,003.90	1.60%	$8.08
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

Class Z	Actual	$1,000.00	$1,009.20	0.60%	$3.04
	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended August 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the year ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.88%	0.83%
B	1.33%	1.33%
C	1.58%	1.58%
Q	0.47%	0.47%
R	1.33%	1.08%
X	1.58%	1.58%
Z	0.58%	0.58%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential High Yield Fund	11

Portfolio of Investments

as of August 31, 2013

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.1%
ASSET-BACKED SECURITIES 0.2%

COLLATERALIZED DEBT OBLIGATIONS 0.1%
Landmark IV CDO Ltd. (Cayman Islands), Series 2004-1A, Class B2L(a)	Ba1	6.423%(b)	12/15/16	1,665	$1,664,924
Liberty Square CDO Ltd. (Cayman Islands), Series 2001-2A, Class D, 144A(a)(c)	NR	6.911(b)	06/15/14	3,139	31,394

					1,696,318

COLLATERALIZED LOAN OBLIGATIONS 0.1%
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	Ba3	4.218(b)	10/15/19	2,851	2,614,884
Bridgeport CLO Ltd. (Cayman Islands), Series 2007-2A, Class D, 144A(a)	Ba3	4.523(b)	06/18/21	2,261	1,979,059

					4,593,943

TOTAL ASSET-BACKED SECURITIES (cost $7,555,193)					6,290,261

BANK LOANS(b) 1.6%

Automotive 0.1%
Chrysler Group LLC	Ba1	4.250	05/24/17	2,361	2,387,105

Capital Goods 0.3%
CPM Acquisition Corp.	Caa1	10.250	02/26/18	7,250	7,268,125

Energy—Other 0.2%
Shelf Drilling Holdings Ltd. (original cost $4,875,500; purchased 10/10/12)(a)(d)	Ba1	6.250	05/31/18	4,975	4,975,000

Gaming 0.4%
Caesars Entertainment Operating Co.	B3	9.500	10/31/16	5,486	5,449,977

See Notes to Financial Statements.

Prudential High Yield Fund	13

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(b) (Continued)

Gaming (cont’d.)
CCM Merger, Inc.	B2	5.000%	03/01/17	3,571	$3,591,599
Yonkers Racing Corp.	B3	8.750	08/31/20	2,500	2,481,250

					11,522,826

Lodging 0.1%
Four Seasons Holdings, Inc.	Caa1	6.250	12/28/20	1,750	1,785,000

Media & Entertainment 0.1%
Clear Channel Communications, Inc.	Caa1	3.832	01/29/16	5,000	4,658,335

Technology 0.4%
First Data Corp.	B1	4.184	03/26/18	5,312	5,258,393
Kronos, Inc.	Ba3	9.750	04/30/20	5,375	5,556,406

					10,814,799

TOTAL BANK LOANS (cost $42,465,914)					43,411,190

CORPORATE BONDS 94.1%

Aerospace & Defense 1.5%
Alliant Techsystems, Inc., Gtd. Notes(e)	Ba3	6.875	09/15/20	1,800	1,921,500
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125	01/15/23	4,931	4,857,035
Sr. Unsec’d. Notes, 144A	Ba2	5.750	03/15/22	3,075	2,998,125
Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	2,000	2,210,000
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000	08/01/20	4,250	4,558,125
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	2,956,875
Sequa Corp., Gtd. Notes, 144A (original cost $7,449,219; purchased 12/10/12 - 05/10/13)(a)(d)(e)	Caa1	7.000	12/15/17	7,400	7,400,000
TransDigm, Inc., Gtd. Notes(e)	Caa1	7.750	12/15/18	6,925	7,409,750
Gtd. Notes, 144A(e)	Caa1	7.500	07/15/21	7,425	7,851,938

					42,163,348

See Notes to Financial Statements.

14

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive 3.6%
American Axle & Manufacturing, Inc., Gtd. Notes(e)	B2	6.250%	03/15/21	4,525	$4,604,187
Gtd. Notes(e)	B2	6.625	10/15/22	5,475	5,598,187
Chrysler Group LLC, Sec’d. Notes(e)	B1	8.000	06/15/19	1,375	1,493,594
Sec’d. Notes(e)	B1	8.250	06/15/21	8,600	9,438,500
Continental Rubber of America Corp. (Germany), Sr. Sec’d. Notes, 144A	Ba1	4.500	09/15/19	9,375	9,473,437
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B2	5.375	09/15/21	1,650	1,621,125
Sr. Unsec’d. Notes	B2	6.500	02/15/19	4,325	4,595,313
Sr. Unsec’d. Notes(e)	B2	6.750	02/15/21	10,085	10,702,706
Delphi Corp., Gtd. Notes(e)	Ba1	5.000	02/15/23	6,215	6,315,994
Gtd. Notes	Ba1	5.875	05/15/19	725	768,500
Gtd. Notes(e)	Ba1	6.125	05/15/21	7,150	7,811,375
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	2.750	05/15/16	1,195	1,192,013
Sr. Unsec’d. Notes, 144A(e)	Ba3	3.250	05/15/18	1,225	1,176,000
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	Ba3	5.625	02/01/23	650	625,625
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	4,428	4,715,820
Gtd. Notes	Ba2	8.125	03/15/20	8,480	9,264,400
LKQ Corp., Gtd. Notes, 144A	Ba3	4.750	05/15/23	1,185	1,090,200
Meritor, Inc., Gtd. Notes(e)	B3	6.750	06/15/21	4,325	4,222,281
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A(e)	Ba3	4.750	05/15/21	4,250	3,995,000
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	4.500	03/01/21	9,950	9,576,875
Gtd. Notes, 144A	Ba2	7.250	03/15/17	2,650	2,994,500
Gtd. Notes, 144A	Ba2	8.875	12/01/17	1,425	1,506,938

					102,782,570

See Notes to Financial Statements.

Prudential High Yield Fund	15

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking 0.4%
Ally Financial, Inc., Gtd. Notes	B1	5.500%	02/15/17	1,325	$1,396,721
Gtd. Notes	B1	6.750	12/01/14	2,035	2,136,750
Gtd. Notes(e)	B1	8.000	03/15/20	5,425	6,245,531
Gtd. Notes	B1	8.300	02/12/15	400	432,000
Wachovia Bank NA, Sub. Notes	A1	6.600	01/15/38	375	458,029

					10,669,031

Brokerage 0.4%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(f)	4.750	02/15/23	3,100	3,222,134
Jefferies LoanCore LLC/JLC Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.875	06/01/20	2,675	2,628,187
KKR Group Finance Co., LLC, Gtd. Notes, 144A(e)	A-(f)	6.375	09/29/20	5,000	5,642,830

					11,493,151

Building Materials & Construction 2.9%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	7.250	02/01/23	1,425	1,439,250
Gtd. Notes	Caa2	9.125	06/15/18	4,000	4,220,000
Gtd. Notes(e)	Caa2	9.125	05/15/19	5,500	5,816,250
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(e)	B2	6.125	07/01/22	3,325	3,283,437
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,215,000; purchased 04/19/13)(a)(d)	Ba3	6.750	05/01/21	2,000	2,120,000
Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(a)(d)(e)	Ba3	6.875	08/15/18	3,000	3,187,500

See Notes to Financial Statements.

16

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10 - 04/27/11)(a)(d)(e)	Baa3	7.000%	02/15/20	3,525	$3,745,312
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(e)	B(f)	9.375	10/12/22	6,650	6,965,875
D.R. Horton, Inc., Gtd. Notes(e)	Ba2	4.750	02/15/23	13,800	12,558,000
Gtd. Notes	Ba2	6.500	04/15/16	100	108,250
HD Supply, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa2	7.500	07/15/20	6,060	6,332,700
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(e)	B1	7.250	10/15/20	8,700	9,178,500
KB Home, Gtd. Notes(e)	B2	7.500	09/15/22	3,775	3,935,437
Masco Corp., Sr. Unsec’d. Notes(e)	Ba3	5.950	03/15/22	1,475	1,541,375
Standard Pacific Corp., Gtd. Notes(e)	B2	6.250	12/15/21	3,225	3,233,063
Gtd. Notes(e)	B2	8.375	05/15/18	550	621,500
Gtd. Notes(e)	B2	8.375	01/15/21	400	448,000
Gtd. Notes(e)	B2	10.750	09/15/16	2,725	3,235,938
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(e)	B2	7.750	04/15/20	5,118	5,591,415
Gtd. Notes, 144A	B2	7.750	04/15/20	1,587	1,733,798
WCI Communities, Inc., Gtd. Notes, 144A	B3	6.875	08/15/21	3,650	3,540,500

					82,836,100

Cable 3.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	8.625	09/15/17	8,475	9,640,312
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	5.125	02/15/23	3,850	3,455,375
Gtd. Notes	B1	5.750	01/15/24	12,450	11,547,375
Gtd. Notes(e)	B1	8.125	04/30/20	725	786,625
Gtd. Notes, 144A(e)	B1	5.750	09/01/23	8,675	8,089,437

See Notes to Financial Statements.

Prudential High Yield Fund	17

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Cequel Communications Holdings 1 LLC/Cequel Communications Escrow Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20	6,250	$6,234,375
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(e)	B3	5.125	12/15/21	6,875	6,325,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750	11/15/21	4,500	4,736,250
Sr. Unsec’d. Notes(e)	Ba3	7.625	07/15/18	875	995,313
DISH DBS Corp., Gtd. Notes	Ba3	4.250	04/01/18	1,550	1,526,750
Gtd. Notes(e)	Ba3	5.000	03/15/23	2,050	1,891,125
Gtd. Notes(e)	Ba3	5.875	07/15/22	3,075	3,013,500
Gtd. Notes	Ba3	6.750	06/01/21	725	755,813
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	B1	8.875	12/01/18	4,775	4,954,063
ONO Finance II PLC (Spain), Gtd. Notes, 144A	Caa1	10.875	07/15/19	1,300	1,348,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	5.750	01/15/23	500	466,250
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(e)	B2	9.875	04/15/18	9,550	10,361,750
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(e)	Ba3	7.250	11/15/21	3,675	3,969,000
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(e)	Ba3	6.875	01/15/22	4,625	4,833,125
Videotron Ltd. (Canada), Gtd. Notes(e)	Ba2	5.000	07/15/22	4,150	3,859,500
Gtd. Notes(e)	Ba2	6.375	12/15/15	2,050	2,075,625
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	5.375	04/15/21	4,275	4,168,125

See Notes to Financial Statements.

18

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	2,100	$2,173,500

					97,206,938

Capital Goods 6.8%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250	10/01/20	5,025	5,301,375
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(e)	B2	7.875	01/31/18	1,300	1,361,750
Sr. Sec’d. Notes, 144A(e)	B2	7.875	01/31/18	1,850	1,937,875
Amsted Industries, Inc., Sr. Notes, 144A (original cost $2,928,760; purchased 03/12/10)(a)(d)	Ba3	8.125	03/15/18	2,950	3,112,250
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	6.500	07/15/22	6,100	6,450,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	2.764(b)	05/15/14	186	186,002
Gtd. Notes(e)	B2	8.250	01/15/19	4,200	4,567,500
Gtd. Notes	B2	9.750	03/15/20	3,075	3,528,563
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500	09/01/22	3,800	3,686,000
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875	12/01/17	4,335	4,985,250
CBRE Services, Inc., Gtd. Notes	Ba1	5.000	03/15/23	7,575	7,025,812
Clean Harbors, Inc., Gtd. Notes(e)	Ba2	5.250	08/01/20	6,375	6,295,312
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,330,000; purchased 04/08/13)(a)(d)	B2	8.750	12/15/19	4,000	4,240,000
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19	3,410	3,580,500
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125	01/15/21	5,275	5,551,937

See Notes to Financial Statements.

Prudential High Yield Fund	19

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
General Cable Corp., Gtd. Notes, 144A(e)	B1	5.750%	10/01/22	3,837	$3,693,112
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	8,375	8,887,969
H&E Equipment Services, Inc., Gtd. Notes	B3	7.000	09/01/22	3,700	3,931,250
Hertz Corp. (The), Gtd. Notes	B2	5.875	10/15/20	1,275	1,308,469
Gtd. Notes(e)	B2	6.250	10/15/22	1,925	1,958,688
Gtd. Notes	B2	6.750	04/15/19	3,740	3,987,775
Gtd. Notes(e)	B2	7.500	10/15/18	2,625	2,835,000
Interline Brands, Inc., Gtd. Notes(e)	B3	7.500	11/15/18	4,950	5,197,500
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500	10/15/17	5,925	6,162,000
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375	12/15/18	5,175	5,407,875
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250	09/01/19	6,475	6,993,000
LBC Tank Terminals Holding Netherlands BV (Belgium), Gtd. Notes, 144A	B3	6.875	05/15/23	2,150	2,160,750
Manitowoc Co., Inc. (The), Gtd. Notes(e)	B3	5.875	10/15/22	2,925	2,888,438
Mmodal, Inc., Sr. Notes, 144A (original cost $3,380,270; purchased 08/14/12)(a)(d)(e)	Caa2	10.750	08/15/20	3,425	2,774,250
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $4,026,250; purchased 04/12/13 -07/02/13)(a)(d)(e)	Caa2	7.875	05/01/18	4,050	4,151,250
Renaissance Acquisition Corp., Sr. Unsec’d. Notes, 144A(e)	Caa1	6.875	08/15/21	6,720	6,568,800
Rexel SA (France), Gtd. Notes, 144A	Ba3	6.125	12/15/19	3,100	3,162,000

See Notes to Financial Statements.

20

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
SPX Corp., Gtd. Notes(e)	Ba3	6.875%	09/01/17	3,475	$3,848,562
Terex Corp., Gtd. Notes(e)	B2	6.000	05/15/21	7,625	7,682,187
Gtd. Notes(e)	B2	6.500	04/01/20	4,225	4,404,562
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000	10/01/18	658	715,575
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Sr. Sec’d. Notes, 144A(e)	B2	8.750	02/01/19	975	953,063
United Rentals North America, Inc., Gtd. Notes	B3	7.375	05/15/20	2,400	2,586,000
Gtd. Notes	B3	7.625	04/15/22	13,080	14,061,000
Gtd. Notes(e)	Caa1	8.375	09/15/20	1,450	1,587,750
Gtd. Notes	B3	9.250	12/15/19	1,450	1,625,813
Sr. Unsec’d. Notes(e)	B3	8.250	02/01/21	8,271	9,139,455
Sr. Unsec’d. Notes	B3	10.250	11/15/19	2,050	2,319,063
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500	05/15/17	10,575	10,945,125

					193,747,157

Chemicals 4.2%
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750	08/15/22	225	210,375
Sr. Unsec’d. Notes, 144A	Ba1	3.875	04/15/18	2,850	2,807,250
Axiall Corp., Gtd. Notes, 144A(e)	Ba3	4.875	05/15/23	2,100	1,947,750
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625	11/15/22	3,050	2,821,250
Chemtura Corp., Gtd. Notes	B1	5.750	07/15/21	6,325	6,245,937
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625	02/15/21	2,675	2,514,500
Hexion U.S. Finance Corp., Sec’d. Notes(e)	Caa1	9.000	11/15/20	11,775	11,657,250
Sr. Sec’d. Notes	B3	8.875	02/01/18	850	869,125
Sr. Sec’d. Notes, 144A(e)	B1	6.625	04/15/20	5,750	5,678,125

See Notes to Financial Statements.

Prudential High Yield Fund	21

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Huntsman International LLC, Gtd. Notes(e)	B2	8.625%	03/15/20	1,675	$1,850,875
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $2,575,000; purchased 05/02/13)(a)(d)	Caa1	6.125	08/15/18	2,575	2,491,313
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	6,279	6,749,925
LSB Industries, Inc., Sr. Sec’d. Notes, 144A(e)	Ba3	7.750	08/01/19	6,325	6,546,375
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	5.250	08/01/23	7,050	7,032,375
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375	10/15/19	2,825	2,825,000
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A(e)	B2	9.625	06/15/18	3,620	4,000,100
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250	08/01/19	6,825	6,961,500
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250	04/01/20	5,925	5,732,437
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500	04/15/21	6,450	6,321,000
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875	09/15/20	3,950	4,417,214
Rockwood Specialties Group, Inc., Gtd. Notes	Ba2	4.625	10/15/20	2,325	2,284,313

See Notes to Financial Statements.

22

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	10,581	$11,877,172
TPC Group, Inc., Sr. Sec’d. Notes, 144A	B3	8.750	12/15/20	8,200	8,364,000
Tronox Finance LLC, Gtd. Notes, 144A	B2	6.375	08/15/20	6,380	6,092,900
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV (Netherlands), Gtd. Notes, 144A(e)	Caa1	7.375	05/01/21	2,850	2,914,125

					121,212,186

Consumer 1.8%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875	06/15/19	4,400	4,466,000
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625	05/15/21	3,550	3,301,500
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000	09/01/20	4,300	4,472,000
PVH Corp., Sr. Unsec’d. Notes(e)	Ba3	4.500	12/15/22	2,900	2,686,125
Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	4,060	4,384,800
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250	01/15/18	2,700	2,835,000
Service Corp. International, Sr. Unsec’d. Notes	B1	4.500	11/15/20	2,300	2,231,000
Sr. Unsec’d. Notes	B1	7.000	06/15/17	2,225	2,441,938
Sr. Unsec’d. Notes	B1	7.000	05/15/19	8,775	9,389,250
Sr. Unsec’d. Notes, 144A	B1	5.375	01/15/22	975	946,969
Spectrum Brands Escrow Corp., Gtd. Notes, 144A(e)	B3	6.375	11/15/20	3,225	3,337,875
Spectrum Brands, Inc., Sr. Sec’d. Notes	Ba3	9.500	06/15/18	1,150	1,265,000

See Notes to Financial Statements.

Prudential High Yield Fund	23

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d.)
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	5,525	$5,884,125
Visant Corp., Gtd. Notes(e)	Caa2	10.000	10/01/17	3,475	3,240,437

					50,882,019

Electric 4.8%
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	4.875	05/15/23	4,375	4,014,063
Sr. Unsec’d. Notes	Ba3	7.375	07/01/21	8,950	9,755,500
Sr. Unsec’d. Notes	Ba3	8.000	10/15/17	3,750	4,312,500
Sr. Unsec’d. Notes	Ba3	8.000	06/01/20	1,100	1,248,500
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17	2,613	2,724,053
Sr. Sec’d. Notes, 144A(e)	B1	7.500	02/15/21	6,796	7,203,760
Sr. Sec’d. Notes, 144A(e)	B1	7.875	07/31/20	7,500	8,100,000
Sr. Sec’d. Notes, 144A(e)	B1	7.875	01/15/23	3,975	4,263,187
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375	10/01/22	2,200	2,232,333
Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	2,850	3,044,929
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500	10/15/16	2,400	2,532,000
Sr. Unsec’d. Notes(e)	Ba1	7.250	10/15/21	5,000	5,100,000
Dynegy, Inc., Sr. Notes, 144A(e)	B3	5.875	06/01/23	10,600	9,778,500
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes(e)	CCC-(f)	11.000	10/01/21	5,000	5,362,500
Sec’d. Notes, 144A(e)	Caa1	12.250	03/01/22	16,700	18,578,750
Sr. Sec’d. Notes, 144A(e)	B3	10.000	12/01/20	1,212	1,274,115
GenOn Americas Generation LLC, Sr. Unsec’d. Notes(e)	B3	8.500	10/01/21	1,000	1,065,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(e)	B2	9.500	10/15/18	2,500	2,825,000
GenOn REMA LLC, Pass-Through Certificates, Series B(a)	B2	9.237	07/02/17	2,120	2,189,105

See Notes to Financial Statements.

24

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Series C	B2	9.681%	07/02/26	6,275	$6,651,500
Intergen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,665,973; purchased 6/07/13)(a)(d)	B1	7.000	06/30/23	4,750	4,684,687
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250	04/01/16	55	60,088
Mirant Corp., Bonds(a)	NR	7.500	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	Ba2	9.125	06/30/17	6,933	7,279,891
NRG Energy, Inc., Gtd. Notes(e)	B1	6.625	03/15/23	900	893,250
Gtd. Notes(e)	B1	7.625	01/15/18	8,300	9,192,250
Gtd. Notes(e)	B1	7.625	05/15/19	2,675	2,828,813
Gtd. Notes(e)	B1	7.875	05/15/21	4,100	4,407,500
Gtd. Notes	B1	8.250	09/01/20	4,400	4,829,000

					136,433,449

Energy—Integrated 0.1%
Murphy Oil USA, Inc., Gtd. Notes, 144A(e)	Ba3	6.000	08/15/23	3,200	3,176,000

Energy—Other 7.8%
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	Caa1	7.375	04/15/21	6,091	6,151,910
Bonanza Creek Energy, Inc., Gtd. Notes	B3	6.750	04/15/21	2,050	2,085,875
Bristow Group, Inc., Gtd. Notes	Ba3	6.250	10/15/22	2,800	2,870,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(e)	Ba3	7.750	05/15/17	699	716,475
Gtd. Notes(e)	Ba3	9.500	05/15/16	4,585	4,814,250
Concho Resources, Inc., Gtd. Notes	Ba3	5.500	04/01/23	6,875	6,668,750

See Notes to Financial Statements.

Prudential High Yield Fund	25

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Gtd. Notes	Ba3	6.500%	01/15/22	500	$530,000
Continental Resources, Inc., Gtd. Notes	Ba2	4.500	04/15/23	3,550	3,487,875
Gtd. Notes	Ba2	5.000	09/15/22	9,650	9,746,500
Denbury Resources, Inc., Gtd. Notes(e)	B1	4.625	07/15/23	6,500	5,801,250
Gtd. Notes(e)	B1	6.375	08/15/21	3,010	3,152,975
Gtd. Notes	B1	8.250	02/15/20	1,851	2,036,100
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(e)	B2	9.375	05/01/20	5,990	6,589,000
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875	05/01/19	1,725	1,832,813
Harvest Operations Corp. (South Korea), Gtd. Notes	Ba3	6.875	10/01/17	9,635	10,405,800
Hercules Offshore, Inc., Gtd. Notes, 144A(e)	B3	8.750	07/15/21	3,225	3,426,562
Gtd. Notes, 144A	B3	10.250	04/01/19	6,000	6,645,000
Sr. Sec’d. Notes, 144A(e)	Ba3	7.125	04/01/17	1,875	1,987,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $2,817,750; purchased 03/19/13)(a)(d)	Ba3	7.625	04/15/21	2,550	2,715,750
Sr. Notes, 144A (original cost $1,653,750; purchased 03/15/13)(a)(d)	Ba3	8.000	02/15/20	1,500	1,631,250
Hornbeck Offshore Services, Inc., Gtd. Notes(e)	Ba3	5.875	04/01/20	5,900	5,973,750
Linn Energy LLC, Gtd. Notes, 144A(e)	B2	6.250	11/01/19	1,150	1,058,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A(e)	B1	6.500	03/15/21	5,525	5,621,687
Midstates Petroleum Co., Inc, Sr. Unsec’d. Notes, 144A	Caa1	9.250	06/01/21	6,100	5,795,000

See Notes to Financial Statements.

26

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	3,500	$3,635,625
Sr. Unsec’d. Notes(e)	Ba1	5.625	07/01/24	3,725	3,594,625
Sr. Unsec’d. Notes	Ba1	5.750	01/30/22	1,906	1,896,470
Offshore Group Investment Ltd., Sr. Sec’d. Notes	B3	7.125	04/01/23	9,150	8,806,875
Parker Drilling Co., Gtd. Notes(e)	B1	9.125	04/01/18	7,675	8,173,875
Gtd. Notes, 144A	B1	7.500	08/01/20	2,000	1,965,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250	08/15/18	1,750	1,902,250
Gtd. Notes	Baa3	7.875	06/01/15	1,770	1,805,147
Petroplus Finance Ltd. (Switzerland), Sr. Sec’d. Notes, 144A(a)(c)	NR	6.750	05/01/14	2,425	672,938
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.500	11/15/20	1,325	1,410,510
Gtd. Notes	Baa3	6.625	05/01/21	1,000	1,061,155
Gtd. Notes	Baa3	6.750	02/01/22	5,050	5,371,811
Gtd. Notes	Baa3	6.875	02/15/23	4,600	4,895,573
Gtd. Notes	Baa3	7.625	04/01/20	4,800	5,226,653
Gtd. Notes	Baa3	8.625	10/15/19	1,500	1,665,116
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.500	12/15/21	1,875	1,959,375
Gtd. Notes	Ba1	6.625	11/15/20	2,000	2,105,000
QEP Resources, Inc., Sr. Unsec’d. Notes(e)	Ba1	5.250	05/01/23	7,100	6,656,250
Sr. Unsec’d. Notes	Ba1	5.375	10/01/22	1,300	1,241,500
Range Resources Corp., Gtd. Notes(e)	Ba2	5.000	08/15/22	2,264	2,213,060
Gtd. Notes	Ba2	5.000	03/15/23	1,600	1,564,000
Gtd. Notes(e)	Ba2	5.750	06/01/21	3,075	3,221,062
Gtd. Notes(e)	Ba2	6.750	08/01/20	1,025	1,104,438
Gtd. Notes	Ba2	8.000	05/15/19	1,150	1,236,250

See Notes to Financial Statements.

Prudential High Yield Fund	27

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Samson Investment Co., Sr. Unsec’d. Notes, 144A(e)	B3	10.000%	02/15/20	14,400	$15,048,000
Sanchez Energy Corp., Gtd. Notes, 144A	Caa1	7.750	06/15/21	3,125	3,062,500
Seitel, Inc., Gtd. Notes	B3	9.500	04/15/19	4,525	4,547,625
SESI LLC, Gtd. Notes(e)	Ba2	6.375	05/01/19	3,050	3,210,125
Gtd. Notes	Ba2	7.125	12/15/21	1,900	2,056,750
Western Refining, Inc., Gtd. Notes	B2	6.250	04/01/21	5,475	5,365,500
WPX Energy, Inc., Sr. Unsec’d. Notes(e)	Ba1	5.250	01/15/17	2,925	3,100,500
Sr. Unsec’d. Notes(e)	Ba1	6.000	01/15/22	12,250	12,219,375

					223,739,005

Foods 3.7%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750	03/15/20	2,800	2,856,000
B&G Foods, Inc., Gtd. Notes(e)	B1	4.625	06/01/21	4,200	3,900,750
Bumble Bee Acquisition Corp. (Luxembourg), Sr. Sec’d. Notes, 144A(e)	B3	9.000	12/15/17	579	629,663
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250	05/01/23	2,675	2,454,312
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	2,750	2,952,812
Crestview DS Merger Sub II, Inc., Sr. Sec’d. Notes, 144A	B3	10.000	09/01/21	5,450	5,504,500
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	1,350	1,485,000
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000	06/01/18	1,525	1,690,844
Del Monte Corp., Gtd. Notes(e)	Caa1	7.625	02/15/19	3,840	3,993,600

See Notes to Financial Statements.

28

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	4,000	$4,260,000
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A(e)	B1	4.250	10/15/20	5,500	5,197,500
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A(e)	B1	5.750	06/15/23	5,725	5,596,187
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes (original cost $3,995,000; purchased 09/07/11 - 10/21/11)(a)(d)	Ba3	11.625	05/01/14	3,600	3,780,000
Sr. Unsec’d. Notes, 144A (original cost $4,740,815; purchased 05/20/11 - 11/16/11)(a)(d)(e)	Ba3	7.250	06/01/21	4,900	4,949,000
Sr. Unsec’d. Notes, 144A (original cost $3,095,790; purchased 01/25/12 - 03/13/12)(a)(d)(e)	Ba3	8.250	02/01/20	3,125	3,257,812
Landry’s, Inc., Sr. Notes, 144A (original cost $19,309,779; purchased 04/19/12 - 08/14/13)(a)(d)	B3	9.375	05/01/20	18,375	19,592,344
Michael Foods Group, Inc., Gtd. Notes	B3	9.750	07/15/18	12,510	13,729,725
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	6.625	08/15/22	7,150	7,328,750
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375	11/15/18	775	819,563
Gtd. Notes(e)	B2	7.750	04/15/15	550	551,381
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250	08/01/18	1,450	1,455,437
Sr. Unsec’d. Notes, 144A	B2	5.875	08/01/21	1,350	1,346,625

See Notes to Financial Statements.

Prudential High Yield Fund	29

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $3,075,000; purchased 12/07/12)(a)(d)	B3	8.875%	12/15/17	3,075	$3,397,875
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250	06/30/20	5,315	5,899,650

					106,629,330

Gaming 5.8%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	B3	9.000	05/15/18	10,100	10,655,500
Boyd Gaming Corp., Gtd. Notes(e)	B3	9.000	07/01/20	8,400	9,030,000
Gtd. Notes(e)	B3	9.125	12/01/18	8,850	9,646,500
Caesars Entertainment Operating Co, Inc, Sr. Sec’d. Notes	B3	9.000	02/15/20	2,825	2,712,000
Sec’d. Notes(e)	CCC-(f)	10.000	12/15/18	2,080	1,216,800
Sec’d. Notes(e)	Caa3	12.750	04/15/18	7,475	4,952,188
Sr. Sec’d. Notes	B3	11.250	06/01/17	9,765	10,057,950
CCM Merger, Inc., Gtd. Notes, 144A (original cost $10,924,500; purchased 03/14/12 - 01/04/13)(a)(d)(e)	Caa2	9.125	05/01/19	10,975	11,468,875
Isle of Capri Casinos, Inc., Gtd. Notes(e)	B2	5.875	03/15/21	1,100	1,017,500
Gtd. Notes	B2	7.750	03/15/19	8,875	9,163,437
Gtd. Notes(e)	Caa1	8.875	06/15/20	4,575	4,735,125
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500	10/15/15	4,121	4,342,504
Sr. Sec’d. Notes(e)	B2	9.875	08/15/18	547	589,393
MCE Finance Ltd. (Macau), Gtd. Notes, 144A(e)	B1	5.000	02/15/21	2,050	1,880,875

See Notes to Financial Statements.

30

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Gaming (cont’d.)
MGM Resorts International, Gtd. Notes(e)	B3	6.625%	12/15/21	12,250	$12,433,750
Gtd. Notes(e)	B3	6.750	10/01/20	3,704	3,778,080
Gtd. Notes(e)	B3	7.625	01/15/17	10,741	11,841,952
Gtd. Notes(e)	B3	8.625	02/01/19	3,500	3,928,750
Gtd. Notes(e)	B3	10.000	11/01/16	2,175	2,555,625
MTR Gaming Group, Inc., Sec’d. Notes	Caa1	11.500	08/01/19	13,077	13,796,567
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B3	7.750	04/01/22	6,829	7,085,087
PNK Finance Corp., Gtd. Notes, 144A(e)	B2	6.375	08/01/21	5,550	5,536,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock Intern, Gtd. Notes, 144A	B2	5.875	05/15/21	4,625	4,463,125
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A(e)	Baa3	7.750	10/01/17	1,525	1,620,313
Station Casinos LLC, Gtd. Notes	Caa1	7.500	03/01/21	5,590	5,757,700
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.375	06/01/21	11,725	11,138,750

					165,404,471

Healthcare & Pharmaceutical 9.3%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875	11/01/18	4,003	4,883,660
Gtd. Notes, 144A(e)	B3	6.125	03/15/21	4,425	4,402,875
Accellent, Inc., Gtd. Notes	Caa2	10.000	11/01/17	7,770	7,128,975
Sr. Sec’d. Notes	B1	8.375	02/01/17	6,925	7,115,437
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000	12/01/16	936	961,740

See Notes to Financial Statements.

Prudential High Yield Fund	31

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375%	11/01/14	3,207	$3,247,088
Biomet, Inc., Gtd. Notes(e)	B3	6.500	08/01/20	9,000	9,225,000
Capella Healthcare, Inc., Gtd. Notes(e)	B3	9.250	07/01/17	15,325	16,340,281
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	7.125	07/15/20	6,335	6,398,350
Gtd. Notes	B3	8.000	11/15/19	19,225	20,186,250
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250	01/15/19	3,925	3,866,125
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(e)	B3	10.500	12/15/18	11,875	13,300,000
DaVita HealthCare Partners, Inc., Gtd. Notes(e)	B2	5.750	08/15/22	2,950	2,920,500
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	Ba2	5.625	07/31/19	1,350	1,390,500
HCA Holdings, Inc., Sr. Unsec’d. Notes(e)	B3	6.250	02/15/21	2,825	2,832,063
HCA, Inc., Gtd. Notes(e)	B3	5.875	05/01/23	5,075	4,948,125
Gtd. Notes(e)	B3	7.500	02/15/22	3,975	4,322,812
Gtd. Notes	B3	8.000	10/01/18	14,714	16,590,035
Sr. Sec’d. Notes	Ba3	4.750	05/01/23	2,500	2,334,375
Sr. Sec’d. Notes(e)	Ba3	7.250	09/15/20	1,125	1,224,844
Sr. Sec’d. Notes(e)	Ba3	7.875	02/15/20	2,500	2,696,875
Sr. Unsec’d. Notes	B3	6.375	01/15/15	12,035	12,666,837
Sr. Unsec’d. Notes	B3	7.190	11/15/15	3,537	3,855,330
Sr. Unsec’d. Notes	B3	7.500	11/15/95	2,700	2,430,000
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	10,900	11,772,000

See Notes to Financial Statements.

32

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.375%	09/01/18	1,675	$1,700,125
HealthSouth Corp., Gtd. Notes(e)	B1	7.250	10/01/18	7,507	8,070,025
Gtd. Notes	B1	7.750	09/15/22	1,431	1,541,903
Kindred Healthcare, Inc., Gtd. Notes(e)	B3	8.250	06/01/19	8,075	8,478,750
Mallinckrodt International Finance SA, Gtd. Notes, 144A	Ba2	4.750	04/15/23	5,225	4,954,188
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18	5,850	6,288,750
MPH Intermediate Holding Co. 2, Sr. Unsec’d. Notes, PIK, 144A (original cost $3,975,000; purchased 07/22/013)(a)(d)	Caa1	8.375	08/01/18	3,975	4,054,500
ResCare, Inc., Gtd. Notes	B-(f)	10.750	01/15/19	4,550	5,073,250
Select Medical Corp., Sr. Unsec’d. Notes, 144A(e)	B3	6.375	06/01/21	4,425	4,181,625
STHI Holding Corp., Sec’d. Notes, 144A (original cost $150,000; purchased 03/11/11)(a)(d)	B2	8.000	03/15/18	150	162,000
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07 - 01/18/11)(a)(d)	Caa1	10.000	07/15/17	6,575	6,805,125
Tenet Healthcare Corp., Sr. Sec’d. Notes(e)	Ba3	4.750	06/01/20	5,650	5,339,250
Sr. Sec’d. Notes	Ba3	6.250	11/01/18	4,900	5,175,625
Sr. Sec’d. Notes, 144A(e)	Ba3	4.375	10/01/21	4,425	4,015,688
Sr. Sec’d. Notes, 144A(e)	Ba3	4.500	04/01/21	5,400	4,968,000

See Notes to Financial Statements.

Prudential High Yield Fund	33

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.375%	10/15/20	1,625	$1,651,406
Gtd. Notes, 144A(e)	B1	6.750	10/01/17	1,385	1,473,294
Gtd. Notes, 144A(e)	B1	6.875	12/01/18	11,600	12,296,000
Gtd. Notes, 144A	B1	7.000	10/01/20	1,725	1,811,250
VPII Escrow Corp., Sr. Unsec’d. Notes, 144A(e)	B1	7.500	07/15/21	3,575	3,825,250
Warner Chilcott Co. LLC/Warner Chilcott LLC, Gtd. Notes	B3	7.750	09/15/18	5,744	6,275,320

					265,181,401

Lodging 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	Ba1	7.250	03/15/18	3,025	3,433,375

Media & Entertainment 6.1%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	16,450	18,794,125
AMC Networks, Inc., Gtd. Notes(e)	B1	4.750	12/15/22	3,400	3,187,500
Gtd. Notes(e)	B1	7.750	07/15/21	2,645	2,922,725
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750	06/01/27	2,000	2,110,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375	05/15/19	4,100	4,417,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125	08/01/18	2,550	2,792,250
Gtd. Notes, 144A(e)	B1	5.250	03/15/21	2,275	2,172,625
Cinemark USA, Inc., Gtd. Notes	B2	5.125	12/15/22	4,775	4,464,625
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750	08/01/16	12,150	10,540,125
Gtd. Notes, PIK(e)	Ca	11.000	08/01/16	1,862	1,619,679
Sr. Unsec’d. Notes(e)	Ca	6.875	06/15/18	550	390,500

See Notes to Financial Statements.

34

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22	3,069	$3,045,983
Gtd. Notes(e)	B1	6.500	11/15/22	3,074	3,074,000
Gtd. Notes(e)	B3	7.625	03/15/20	2,275	2,257,938
Entercom Radio LLC, Gtd. Notes	Caa1	10.500	12/01/19	3,425	3,878,812
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(e)	Caa1	7.000	10/15/20	8,725	7,721,625
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.250	10/15/20	4,600	4,910,500
Gtd. Notes(e)	B3	7.500	04/01/21	2,025	2,187,000
Gtd. Notes, 144A	B3	5.500	08/01/23	18,775	17,413,812
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250	02/01/30	5,800	6,119,000
LIN Television Corp., Gtd. Notes	B3	6.375	01/15/21	2,300	2,300,000
Gtd. Notes	B3	8.375	04/15/18	2,635	2,812,863
McGraw-Hill Global Education Holdings LLC /McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A(e)	B2	9.750	04/01/21	6,800	7,174,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	B3	9.250	10/15/20	4,600	4,462,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $2,480,689; purchased 10/16/12 - 12/19/12)(a)(d)	B1	8.250	12/15/17	2,222	2,406,870
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $5,400,000; purchased 07/30/13)(a)(d)	B1	5.000	08/01/18	5,400	5,467,500

See Notes to Financial Statements.

Prudential High Yield Fund	35

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22	4,075	$4,156,500
Regal Cinemas Corp., Gtd. Notes	B2	8.625	07/15/19	2,000	2,162,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(e)	Ba3	7.000	02/15/22	675	676,688
Sinclair Television Group, Inc., Gtd. Notes(e)	B1	5.375	04/01/21	5,050	4,784,875
Sec’d. Notes, 144A	Ba3	9.250	11/01/17	1,650	1,744,875
Sr. Unsec’d. Notes(e)	B1	6.125	10/01/22	3,775	3,727,812
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	11,201	12,349,102
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000	09/15/19	725	710,500
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000	05/15/17	6,450	6,691,875
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	B2	5.125	05/15/23	2,200	2,076,250
Vail Resorts, Inc., Gtd. Notes(e)	Ba3	6.500	05/01/19	1,650	1,749,000
WMG Acquisition Corp., Gtd. Notes	B3	11.500	10/01/18	3,700	4,264,250

					173,738,034

Metals 3.2%
AK Steel Corp., Gtd. Notes(e)	B3	8.375	04/01/22	1,140	963,300
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Ba1	6.000	03/01/21	3,200	3,144,000
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	13,600	14,008,000
Sr. Unsec’d. Notes(e)	Ba1	6.750	02/25/22	4,000	4,070,000
Sr. Unsec’d. Notes	Ba1	9.500	02/15/15	1,050	1,152,375
Arch Coal, Inc., Gtd. Notes(e)	B3	7.250	10/01/20	1,705	1,312,850
Gtd. Notes, 144A(e)	B3	9.875	06/15/19	2,475	2,153,250

See Notes to Financial Statements.

36

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	9.000%	06/01/18	4,100	$3,587,500
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125	05/01/18	2,825	2,853,250
CONSOL Energy, Inc., Gtd. Notes(e)	B1	8.000	04/01/17	7,500	7,912,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000	04/01/17	2,250	2,289,375
Gtd. Notes, 144A(e)	B1	6.375	02/01/16	2,900	2,972,500
Gtd. Notes, 144A(e)	B1	6.875	02/01/18	1,550	1,588,750
Gtd. Notes, 144A(e)	B1	8.250	11/01/19	1,045	1,115,538
FQM Akubra, Inc. (Canada), Gtd. Notes, 144A	B1	7.500	06/01/21	2,225	2,236,125
Gtd. Notes, 144A	B1	8.750	06/01/20	8,861	9,259,745
Graftech International Ltd., Gtd. Notes	Ba2	6.375	11/15/20	2,600	2,600,000
Hecla Mining Co., Gtd. Notes, 144A(e)	B2	6.875	05/01/21	1,200	1,092,000
Iamgold Corp. (Canada), Gtd. Notes, 144A(e)	B1	6.750	10/01/20	1,850	1,600,250
JMC Steel Group, Sr. Notes, 144A (original cost $1,350,000; purchased 03/04/11)(a)(d)(e)	B3	8.250	03/15/18	1,350	1,316,250
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250	06/01/20	1,000	1,115,000
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $1,325,000; purchased 05/17/13)(a)(d)	Caa1	8.625	06/15/21	1,325	1,318,375
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000	04/15/20	4,445	4,522,787
Sr. Unsec’d. Notes, 144A(e)	B2	6.250	11/15/22	4,550	4,356,625

See Notes to Financial Statements.

Prudential High Yield Fund	37

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Peabody Energy Corp., Gtd. Notes	Ba2	6.000%	11/15/18	6,235	$6,203,825
Gtd. Notes(e)	Ba2	6.250	11/15/21	1,825	1,761,125
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750	02/01/18	3,925	4,219,375

					90,724,670

Non-Captive Finance 3.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000	02/01/19	2,700	2,571,750
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	4.250	08/15/17	1,625	1,645,313
Sr. Unsec’d. Notes	Ba3	5.000	05/15/17	2,700	2,801,250
Sr. Unsec’d. Notes	Ba3	5.000	08/15/22	27,650	26,129,250
Sr. Unsec’d. Notes(e)	Ba3	5.250	03/15/18	10,275	10,608,937
Sr. Unsec’d. Notes(e)	Ba3	5.375	05/15/20	1,000	1,005,000
Sr. Unsec’d. Notes, 144A(e)	Ba3	4.750	02/15/15	3,175	3,278,187
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375	05/15/20	400	375,000
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750	05/01/19	550	511,500
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750	09/01/16	2,875	3,140,938
Sr. Sec’d. Notes, 144A	Ba2	7.125	09/01/18	325	360,750
Sr. Unsec’d. Notes(e)	Ba3	3.875	04/15/18	3,600	3,438,000
Sr. Unsec’d. Notes	Ba3	5.875	08/15/22	2,500	2,406,250
Sr. Unsec’d. Notes(e)	Ba3	6.250	05/15/19	1,350	1,390,500
Sr. Unsec’d. Notes(e)	Ba3	8.750	03/15/17	1,225	1,388,844
Sr. Unsec’d. Notes	Ba3	8.875	09/01/17	1,100	1,252,625
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500	07/01/21	2,825	2,740,250
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.000	07/15/21	2,400	2,472,000

See Notes to Financial Statements.

38

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
SLM Corp., Sr. Unsec’d. Notes, MTN(e)	Ba1	8.000%	03/25/20	1,875	$2,039,063
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	Caa1	5.400	12/01/15	14,035	14,280,612
Sr. Unsec’d. Notes, MTN(e)	Caa1	6.900	12/15/17	11,100	11,308,125
Sr. Unsec’d. Notes, 144A(e)	Caa1	6.000	06/01/20	8,575	7,953,312

					103,097,456

Packaging 2.5%
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A	B3	9.125	10/15/20	7,450	7,952,875
Sr. Sec’d. Notes, 144A(e)	Ba3	7.375	10/15/17	1,100	1,175,625
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A(e)	B3	7.000	11/15/20	5,625	5,470,313
Berry Plastics Corp., Sec’d. Notes(e)	Caa1	9.750	01/15/21	4,975	5,758,562
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000	11/01/17	2,150	2,193,000
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,023,750; purchased 10/24/12 - 04/30/13)(a)(d)	Caa2	9.500	11/01/17	6,750	7,155,000
BWAY Holding Co., Gtd. Notes (original cost $1,516,250; purchased 12/01/10 - 01/09/12)(a)(d)	Caa1	10.000	06/15/18	1,400	1,533,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,504,000

See Notes to Financial Statements.

Prudential High Yield Fund	39

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $6,166,495; purchased 07/23/09 - 06/19/13)(a)(d)	Caa1	10.625%	08/15/19	5,655	$6,220,500
Reynolds Group Issuer, Inc., Gtd. Notes(e)	Caa1	8.250	02/15/21	1,875	1,851,563
Gtd. Notes(e)	Caa2	9.875	08/15/19	7,235	7,687,187
Sr. Sec’d. Notes	B1	5.750	10/15/20	9,975	9,887,719
Sr. Sec’d. Notes	B1	6.875	02/15/21	725	764,875
Sr. Sec’d. Notes	B1	7.875	08/15/19	4,300	4,730,000
Sealed Air Corp., Gtd. Notes, 144A	B1	6.500	12/01/20	700	742,000
Gtd. Notes, 144A	B1	8.375	09/15/21	3,875	4,383,594
Sr. Notes, 144A(e)	B1	5.250	04/01/23	1,750	1,666,875

					72,676,688

Paper 0.3%
Domtar Corp., Gtd. Notes(e)	Baa3	10.750	06/01/17	800	1,006,414
Graphic Packaging International, Inc., Gtd. Notes(e)	Ba3	7.875	10/01/18	1,500	1,631,250
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875	09/15/18	4,900	4,900,000
Smurfit Kappa Treasury Funding Ltd. (Ireland), Sr. Sec’d. Notes	Ba2	7.500	11/20/25	100	109,000

					7,646,664

Pipelines & Other 2.0%
AmeriGas Finance LLC, Gtd. Notes	Ba2	7.000	05/20/22	6,175	6,514,625
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500	05/20/21	1,147	1,184,278

See Notes to Financial Statements.

40

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
El Paso Corp., Sr. Sec’d. Notes, GMTN	Ba2	7.800%	08/01/31	750	$786,679
Sr. Sec’d. Notes, GMTN	Ba2	8.050	10/15/30	110	116,256
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500	10/15/20	3,650	3,978,500
Ferrellgas Partners LP, Sr. Unsec’d. Notes(e)	B3	8.625	06/15/20	2,805	2,931,225
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A(e)	B1	6.000	12/15/20	2,750	2,715,625
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.500	04/15/23	3,400	3,281,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $8,569,688; purchased 01/10/13 - 06/13/13)(a)(d)	Ba2	6.000	01/15/19	8,625	7,848,750
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	37,528
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.375	08/01/21	2,440	2,568,100
Targa Resources Partners LP, Gtd. Notes(e)	Ba3	6.375	08/01/22	1,115	1,154,025
Gtd. Notes(e)	Ba3	6.875	02/01/21	8,700	9,222,000
Gtd. Notes(e)	Ba3	7.875	10/15/18	3,375	3,653,437
Gtd. Notes, 144A(e)	Ba3	4.250	11/15/23	8,425	7,456,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(a)	B1	6.125	10/15/21	3,050	3,042,375
Sr. Unsec’d. Notes, 144A	B1	5.875	10/01/20	1,575	1,571,062

					58,061,590

See Notes to Financial Statements.

Prudential High Yield Fund	41

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts 1.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%	02/15/19	15,225	$16,290,750
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	B2	6.375	11/15/22	3,000	3,015,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	3,250	3,428,750
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625	03/01/23	5,530	5,142,900
Sr. Sec’d. Notes	B2	10.000	10/01/14	1,287	1,386,742
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	6.750	10/15/22	800	850,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375	06/01/23	2,925	2,778,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	327,842
Sr. Unsec’d. Notes	Baa3	6.750	12/15/21	5,975	6,509,189

					39,729,923

Retailers 2.6%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(e)	B3	9.250	08/01/19	4,325	4,811,562
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.125	03/15/20	1,325	1,318,375
Sr. Sec’d. Notes, 144A	B2	9.000	03/15/19	2,700	3,007,125
Sr. Unsec’d. Notes, 144A(e)	Caa2	7.750	06/01/20	2,350	2,338,250
CST Brands, Inc., Gtd. Notes, 144A	Ba3	5.000	05/01/23	2,150	2,042,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A(e)	Ba3	5.500	10/15/20	10,025	10,231,024

See Notes to Financial Statements.

42

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $3,205,085; purchased 06/06/13)(a)(d)	B2	9.250%	06/15/21	3,250	$3,298,750
L Brands, Inc., Gtd. Notes	Ba1	5.625	02/15/22	3,875	3,904,063
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A(e)	Caa1	7.500	08/01/18	3,950	3,950,000
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A(e)	Caa1	8.000	06/15/18	3,700	3,801,750
Pantry Inc. (The), Gtd. Notes	Caa1	8.375	08/01/20	15,118	16,025,080
Penske Automotive Group, Inc., Gtd. Notes	B2	5.750	10/01/22	4,900	4,851,000
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $5,000,250; purchased 10/04/12 - 12/19/12)(a)(d)(e)	Caa1	8.500	10/15/17	4,950	5,049,000
Sonic Automotive, Inc., Gtd. Notes	B3	5.000	05/15/23	1,725	1,595,625
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500	12/01/17	4,030	4,241,575
Toys “R” Us, Inc., Sr. Unsec’d. Notes(e)	Caa1	10.375	08/15/17	3,500	3,434,375

					73,900,054

Technology 10.4%
ACI Worldwide, Inc., Gtd. Notes, 144A	B2	6.375	08/15/20	2,025	2,045,250
Ancestry.com, Inc., Gtd. Notes	Caa1	11.000	12/15/20	4,125	4,661,250

See Notes to Financial Statements.

Prudential High Yield Fund	43

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Audatex North America, Inc., Gtd. Notes	Ba2	6.750%	06/15/18	5,150	$5,471,875
Gtd. Notes, 144A	Ba2	6.000	06/15/21	4,300	4,353,750
Avaya, Inc., Sec’d. Notes, 144A(e)	Caa1	10.500	03/01/21	11,600	8,961,000
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa1	8.125	07/15/21	5,065	5,128,313
Brightstar Corp., Gtd. Notes, 144A (original cost $8,039,150; purchased 11/23/10 - 04/01/13)(a)(d)	B1	9.500	12/01/16	7,830	8,182,350
Sr. Unsec’d. Notes, 144A (original cost $9,581,693; purchased 07/26/13 - 08/09/13)(a)(d)	B1	7.250	08/01/18	9,675	9,529,875
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500	04/01/19	16,850	18,513,937
Gtd. Notes	B3	12.535	10/12/17	5,311	5,543,356
Ceridian Corp., Gtd. Notes	Caa2	11.250	11/15/15	14,800	14,985,000
Gtd. Notes, PIK(e)	Caa2	12.250	11/15/15	5,506	5,588,590
Sr. Unsec’d. Notes, 144A	Caa3	11.000	03/15/21	2,525	2,916,375
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	6.625	06/01/20	14,840	14,691,600
CommScope, Inc., Gtd. Notes, 144A (original cost $13,776,613; purchased 01/11/11 - 07/09/13)(a)(d)(e)	B3	8.250	01/15/19	13,770	15,009,300
Compiler Finance Sub, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa1	7.000	05/01/21	5,750	5,520,000
CoreLogic, Inc., Gtd. Notes	B1	7.250	06/01/21	2,300	2,461,000
First Data Corp., Gtd. Notes	Caa1	12.625	01/15/21	6,002	6,489,663
Gtd. Notes, 144A	Caa1	10.625	06/15/21	13,435	13,351,031

See Notes to Financial Statements.

44

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Gtd. Notes, 144A(e)	Caa1	11.250%	01/15/21	6,550	$6,713,750
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050	02/01/20	645	672,413
Sr. Sec’d. Notes, 144A(e)	B1	9.250	04/15/18	4,200	4,536,000
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250	12/15/17	7,825	7,922,812
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18	7,964	8,859,950
Iron Mountain, Inc., Gtd. Notes(e)	Ba1	6.000	08/15/23	7,450	7,394,125
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750	04/15/23	5,650	5,876,000
Nortel Networks Ltd. (Canada), Gtd. Notes(c)(g)	NR	5.344	07/15/11	3,000	3,150,000
Gtd. Notes(a)(c)(g)	NR	10.125	07/15/13	5,600	6,398,000
Gtd. Notes(a)(c)(e)	NR	10.750	07/15/16	7,790	8,919,550
Nuance Communications, Inc., Gtd. Notes, 144A(e)	B1	5.375	08/15/20	2,450	2,333,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750	02/15/21	5,410	5,410,000
Sr. Sec’d. Notes, 144A(e)	B1	9.750	08/01/18	2,367	2,615,535
Sr. Unsec’d. Notes, 144A(e)	B3	5.750	03/15/23	5,725	5,639,125
Seagate Technology HDD Holdings, Gtd. Notes	Ba1	6.800	10/01/16	377	419,413
Sensata Technologies BV, Gtd. Notes, 144A	B1	4.875	10/15/23	7,075	6,526,687
Gtd. Notes, 144A(e)	B1	6.500	05/15/19	4,733	5,040,645
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750	01/15/19	8,700	9,439,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	6.625	11/01/19	2,900	2,943,500
Gtd. Notes	Caa1	7.375	11/15/18	500	531,250

See Notes to Financial Statements.

Prudential High Yield Fund	45

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	5,770	$6,202,750
TransUnion Holding Co., Inc, Sr. Unsec’d. Notes	Caa1	8.125	06/15/18	7,250	7,639,687
Sr. Unsec’d. Notes(e)	Caa1	9.625	06/15/18	12,300	13,284,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375	06/15/18	13,520	15,041,000

					296,912,832

Telecommunications 5.0%
Centurylink, Inc., Sr. Unsec’d. Notes	Ba2	6.875	01/15/28	4,700	4,300,500
Crown Castle International Corp., Sr. Unsec’d. Notes(e)	B1	5.250	01/15/23	4,700	4,441,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	Caa1	8.250	09/30/20	5,600	5,936,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	B3	11.625	01/31/20	6,640	7,702,400
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	7.125	01/15/23	1,981	1,926,523
Sr. Unsec’d. Notes(e)	Ba2	7.625	04/15/24	1,050	1,026,375
Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	925	1,040,625
Sr. Unsec’d. Notes(e)	Ba2	8.500	04/15/20	200	218,500
Sr. Unsec’d. Notes	Ba2	8.750	04/15/22	3,750	4,059,375
Sr. Unsec’d. Notes(e)	Ba2	9.250	07/01/21	1,775	2,014,625
Level 3 Financing, Inc., Gtd. Notes(e)	B3	7.000	06/01/20	3,500	3,526,250
Gtd. Notes(e)	B3	8.125	07/01/19	1,125	1,189,688
Gtd. Notes(e)	B3	8.625	07/15/20	3,950	4,226,500
Gtd. Notes(e)	B3	9.375	04/01/19	500	548,750
MetroPCS Wireless, Inc., Gtd. Notes, 144A(e)	Ba3	6.625	04/01/23	2,950	2,927,875
NII Capital Corp., Gtd. Notes(e)	Caa2	7.625	04/01/21	3,394	2,596,410

See Notes to Financial Statements.

46

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A(e)	B2	7.875%	08/15/19	1,600	$1,508,000
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500	04/15/20	15,700	14,843,408
Sprint Capital Corp., Gtd. Notes(e)	B1	6.875	11/15/28	15,960	14,403,900
Gtd. Notes	B1	6.900	05/01/19	11,250	11,587,500
Sprint Communications, Inc., Gtd. Notes, 144A(e)	Ba2	7.000	03/01/20	3,725	4,004,375
Gtd. Notes, 144A(e)	Ba2	9.000	11/15/18	1,375	1,605,313
Sr. Unsec’d. Notes(e)	B1	6.000	11/15/22	3,525	3,295,875
Sr. Unsec’d. Notes(e)	B1	7.000	08/15/20	2,325	2,400,562
Sr. Unsec’d. Notes(e)	B1	9.125	03/01/17	2,175	2,495,812
TW Telecom Holdings, Inc., Gtd. Notes	B1	5.375	10/01/22	3,775	3,595,687
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A(e)	B3	11.750	07/15/17	10,350	10,815,750
Sr. Sec’d. Notes, 144A(e)	Ba3	6.500	04/30/20	2,800	2,800,000
Sr. Sec’d. Notes, 144A (original cost $4,146,735; purchased 11/18/10)(a)(d)(e)	Ba3	7.250	02/15/18	4,175	4,258,500
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A(e)	Caa1	12.250	07/15/17	5,719	5,790,900
Windstream Holdings, Inc., Gtd. Notes(e)	B1	6.375	08/01/23	6,725	6,077,719
Gtd. Notes(e)	B1	7.500	06/01/22	900	895,500
Gtd. Notes(e)	B1	7.500	04/01/23	3,405	3,328,387
Gtd. Notes(e)	B1	7.750	10/15/20	2,325	2,377,313
Gtd. Notes	B1	7.875	11/01/17	385	427,350

					144,193,747

See Notes to Financial Statements.

Prudential High Yield Fund	47

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco 0.4%
Vector Group Ltd., Sr. Sec’d. Notes	Ba3	7.750%	02/15/21	12,800	$13,216,000

TOTAL CORPORATE BONDS (cost $2,646,961,529)					2,690,887,189

				Shares
COMMON STOCKS
Adelphia Recovery Trust*(a)				2,000,000	2,000
Blaze Recycling and Metals LLC (original cost $46,387; purchased 08/22/12)*(a)(d)				46,387	464
CenturyLink, Inc.				4,018	133,076
DEX Media, Inc.*(e)				29,840	276,617
NRG Energy, Inc.				1,131	29,689
Smurfit Kappa Group PLC (Ireland)				1,428	29,098
Sprint Corp.*				7,505	50,358
WKI Holding Co., Inc.*(a)				6,031	205,235

TOTAL COMMON STOCKS (cost $19,525,136)					726,537

PREFERRED STOCKS 0.2%

Banking 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%				153,000	4,207,500

Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 05/27/98)(a)(d)(h)				2,000	154,000

Cable
Adelphia Communications Corp. (Class A Stock)*(a)				20,000	20

TOTAL PREFERRED STOCKS (cost $3,843,416)					4,361,520

See Notes to Financial Statements.

48

Description	Units	Value (Note 1)
WARRANTS*

Chemicals
Hercules, Inc., expiring 03/31/29	230	$12,890

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 07/06/11)(a)(d)	6,854	69

Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15	6,958	82,104

TOTAL WARRANTS (cost $41,261)		95,063

TOTAL LONG-TERM INVESTMENTS (cost $2,720,392,449)		2,745,771,760

	Shares
SHORT-TERM INVESTMENTS 22.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(i)	46,180	429,009
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $652,091,797; includes $599,627,991 of cash collateral for securities on loan)(i)(j)	652,091,797	652,091,797

TOTAL SHORT-TERM INVESTMENTS (cost $652,540,952; Note 3)		652,520,806

TOTAL INVESTMENTS 118.9% (cost $3,372,933,401; Note 5)		3,398,292,566
Liabilities in excess of other assets(k) (18.9)%		(539,724,933)

NET ASSETS 100.0%		$2,858,567,633

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

See Notes to Financial Statements.

Prudential High Yield Fund	49

Portfolio of Investments

as of August 31, 2013 continued

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

*	Non-income producing security.
†	The ratings reflected are as of August 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2013.
(c)	Represents issuer in default on interest payments. Non-income producing security.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $180,192,594. The aggregate value of $183,444,646, is approximately 6.4% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $585,059,595; cash collateral of $599,627,991 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Standard & Poor’s Rating.
(g)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Consist of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at August 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swap agreements on corporate issues—Buy Protection(1):
Masco Corp.	09/20/13	1.000%	2,845	$(6,965)	$1,400	$(8,365)	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350%	5,000	(83,079)	124	(83,203)	JPMorgan Chase Bank

				$(90,044)	$1,524	$(91,568)

See Notes to Financial Statements.

50

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at August 31, 2013(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swap agreements on corporate issues—Sell Protection(2):
NRG Energy, Inc.	03/20/16	4.100%	1,850	1.706%	$122,709	$—	$122,709	Goldman Sachs International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swap agreements on credit indices—Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	14,850	$1,045,092	$(448,594)	$1,493,686	Barclays Bank PLC
CDX.NA.HY.18	06/20/17	5.000%	19,800	1,393,456	(679,250)	2,072,706	Citibank NA
CDX.NA.HY.18	06/20/17	5.000%	35,640	2,508,221	(2,826,450)	5,334,671	JPMorgan Chase Bank
CDX.NA.HY.18	06/20/17	5.000%	2,970	209,019	(235,537)	444,556	Morgan Stanley Capital Services

				$5,155,788	$(4,189,831)	$9,345,619

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential High Yield Fund	51

Portfolio of Investments

as of August 31, 2013 continued

(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$1,664,924	$31,394
Collateralized Loan Obligations	—	4,593,943	—
Bank Loans	—	26,901,815	16,509,375
Corporate Bonds	—	2,676,953,123	13,934,066
Common Stocks	518,838	—	207,699
Preferred Stocks	4,207,500	—	154,020
Warrants	82,104	—	12,959
Affiliated Mutual Funds	652,520,806	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	9,376,760	—

Total	$657,329,248	$2,719,490,565	$30,849,513

See Notes to Financial Statements.

52

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/12	$328,999	$6,007,500	$17,164,642	$74,052	$60,020	$10,040
Realized gain (loss)	—	(19)	(4,478,426)	—	109,760	—
Change in unrealized appreciation (depreciation)**	(782,073)	144,154	4,102,089	133,647	94,000	2,919
Purchases	—	9,107,500	2,282,500	—	—	—
Sales	—	(5,966,620)	(2,306,869)	—	(109,760)	—
Accrued discount/premium	484,468	39,360	11,772	—	—	—
Transfers into Level 3	—	7,177,500	—	—	—	—
Transfers out of Level 3	—	—	(2,841,642)	—	—	—

Balance as of 08/31/13	$31,394	$16,509,375	$13,934,066	$207,699	$154,020	$12,959

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(705,038) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Corporate Bond transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Bank Loan transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yield of compariable U.S. Government securities using fixed income securities valuation model.

See Notes to Financial Statements.

Prudential High Yield Fund	53

Portfolio of Investments

as of August 31, 2013 continued

The industry classification of portfolio holdings and liabilities shown as a percentage of net assets as of August 31, 2013 was as follows:

Affiliated Mutual Funds (including 21.0% of collateral received for securities on loan)	22.8%
Technology	10.8
Healthcare & Pharmaceutical	9.3
Energy—Other	8.0
Capital Goods	7.1
Media & Entertainment	6.2
Gaming	6.2
Telecommunications	5.0
Electric	4.8
Chemicals	4.2
Foods	3.7
Automotive	3.7
Non-Captive Finance	3.6
Cable	3.4
Metals	3.2
Building Materials & Construction	2.9
Retailers	2.6
Packaging	2.5%
Pipelines & Other	2.0
Consumer	1.8
Aerospace & Defense	1.5
Real Estate Investment Trusts	1.4
Banking	0.6
Tobacco	0.4
Brokerage	0.4
Paper	0.3
Lodging	0.2
Collateralized Loan Obligations	0.1
Energy—Integrated	0.1
Collateralized Debt Obligations	0.1

118.9
Liabilities in excess of other assets	(18.9)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments are equity risk and credit risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$1,524	Premiums received for swap agreements	$4,189,831
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	9,468,328	Unrealized depreciation on over-the-counter swap agreements	91,568
Equity contracts	Unaffiliated investments	95,063	—	—

Total		$9,564,915		$4,281,399

See Notes to Financial Statements.

54

The effects of derivative instruments on the Statement of Operations for the year ended August 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Swaps
Credit contracts			$6,141,064

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Swaps	Total
Credit contracts	$—	$5,411,049	$5,411,049
Equity contracts	35,117	—	35,117

Total	$35,117	$5,411,049	$5,446,166

For the year ended August 31, 2013, the Fund’s average notional amount for credit default swaps as buyer was $7,845,000 and the average notional amount for credit default swaps as seller was $84,670,000.

See Notes to Financial Statements.

Prudential High Yield Fund	55

Statement of Assets & Liabilities

as of August 31, 2013

Assets
Investments at value, including securities on loan of $585,059,595:
Unaffiliated Investments (cost $2,720,392,449)	$2,745,771,760
Affiliated Investments (cost $652,540,952)	652,520,806
Cash	90,383
Dividends and interest receivable	52,556,986
Receivable for investments sold	13,656,557
Unrealized appreciation on over-the-counter swap agreements	9,468,328
Receivable for Fund shares sold	7,386,802
Premiums paid for swap agreements	1,524
Prepaid expenses	39,508

Total assets	3,481,492,654

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	599,627,991
Payable for Fund shares reacquired	11,444,450
Premiums received for swap agreements	4,189,831
Dividends payable	2,612,259
Payable for investments purchased	2,419,875
Management fee payable	1,067,771
Distribution fee payable	655,726
Accrued expenses	635,607
Affiliated transfer agent fee payable	142,989
Unrealized depreciation on over-the-counter swap agreements	91,568
Deferred directors’ fees	36,954

Total liabilities	622,925,021

Net Assets	$2,858,567,633

Net assets were comprised of:
Common stock, at par	$5,099,117
Paid-in capital in excess of par	2,918,839,811

2,923,938,928
Undistributed net investment income	5,139,382
Accumulated net realized loss on investment transactions	(105,247,041)
Net unrealized appreciation on investments	34,736,364

Net assets, August 31, 2013	$2,858,567,633

See Notes to Financial Statements.

56

Class A
Net asset value and redemption price per share ($1,327,678,301 ÷ 236,976,525 shares of common stock issued and outstanding)	$5.60
Maximum sales charge (4.50% of offering price)	0.26

Maximum offering price to public	$5.86

Class B
Net asset value, offering price and redemption price per share ($213,714,077 ÷ 38,189,753 shares of common stock issued and outstanding)	$5.60

Class C
Net asset value, offering price and redemption price per share ($247,991,636 ÷ 44,325,087 shares of common stock issued and outstanding)	$5.59

Class Q
Net asset value, offering price and redemption price per share ($7,901,240 ÷ 1,408,148 shares of common stock issued and outstanding)	$5.61

Class R
Net asset value, offering price and redemption price per share ($50,732,404 ÷ 9,056,830 shares of common stock issued and outstanding)	$5.60

Class X
Net asset value, offering price and redemption price per share ($73,242 ÷ 13,087 shares of common stock issued and outstanding)	$5.60

Class Z
Net asset value, offering price and redemption price per share ($1,010,476,733 ÷ 179,942,245 shares of common stock issued and outstanding)	$5.62

See Notes to Financial Statements.

Prudential High Yield Fund	57

Statement of Operations

Year Ended August 31, 2013

Net Income
Income
Interest income	$194,135,204
Affiliated income from securities loaned, net	1,171,251
Unaffiliated dividend income	345,661
Affiliated dividend income	246,717

Total income	195,898,833

Expenses
Management fee	12,447,725
Distribution fee—Class A	3,463,902
Distribution fee—Class B	1,461,862
Distribution fee—Class C	2,603,037
Distribution fee—Class R	238,182
Distribution fee—Class X	1,662
Transfer agent’s fees and expenses (including affiliated expense of $725,400) (Note 3)	3,142,000
Custodian’s fees and expenses	394,000
Registration fees	168,000
Shareholders’ reports	157,000
Director’s fees	61,000
Insurance	45,000
Legal fees and expenses	41,000
Audit fee	33,000
Miscellaneous	24,523

Total expenses	24,281,893

Net investment income	171,616,940

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions on:
Investment transactions	42,158,044
Swap agreements transactions	6,141,064

48,299,108

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $9,135)	(41,438,147)
Swap agreements	5,411,049

(36,027,098)

Net gain on investment transactions	12,272,010

Net Increase In Net Assets Resulting From Operations	$183,888,950

See Notes to Financial Statements.

58

Statement of Changes in Net Assets

	Year Ended August 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$171,616,940	$137,061,520
Net realized gain on investment transactions	48,299,108	13,714,188
Net change in unrealized appreciation (depreciation) on investments	(36,027,098)	90,824,466

Net increase in net assets resulting from operations	183,888,950	241,600,174

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(89,760,510)	(85,548,989)
Class B	(11,642,220)	(8,826,419)
Class C	(14,906,642)	(11,074,023)
Class L	—	(220,111)
Class M	—	(14,810)
Class Q	(3,587,735)	(3,029,511)
Class R	(2,963,856)	(1,919,117)
Class X	(9,565)	(23,665)
Class Z	(61,313,139)	(35,587,618)

	(184,183,667)	(146,244,263)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,220,307,149	1,168,059,020
Net asset value of shares issued in reinvestment of dividends	150,692,138	117,520,743
Cost of shares reacquired	(1,070,689,810)	(511,683,775)

Net increase in net assets from Fund share transactions	300,309,477	773,895,988

Total increase	300,014,760	869,251,899

Net Assets:
Beginning of year	2,558,552,873	1,689,300,974

End of year(a)	$2,858,567,633	$2,558,552,873

(a) Includes undistributed net investment income of:	$5,139,382	$4,862,084

See Notes to Financial Statements.

Prudential High Yield Fund	59

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund (the “Fund”) and Prudential Short Duration High Yield Income Fund. These financial statements relate to Prudential High Yield Fund. The Fund’s investment objective is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

60

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor

Prudential High Yield Fund	61

Notes to Financial Statements

continued

services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

62

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at year end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Prudential High Yield Fund	63

Notes to Financial Statements

continued

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements,

64

securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends

Prudential High Yield Fund	65

Notes to Financial Statements

continued

or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

66

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .44% for the year ended August 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, .75%, 1%, ..75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively.

For the year ended August 31, 2013, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $1,444,928 in front-end sales charges resulting from sales of Class A shares, during the year ended August 31, 2013. From

Prudential High Yield Fund	67

Notes to Financial Statements

continued

these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended August 31, 2013, it received $15,075, $274,450 and $49,683 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PIM and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the year ended August 31, 2013, PIM has been compensated approximately $349,900 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended August 31, 2013, aggregated $1,949,494,715 and $1,476,427,044, respectively.

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting

68

principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended August 31, 2013, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $12,844,025 primarily due to the difference in the treatment between financial and tax reporting purposes of premium amortization, paydown gains (losses), swaps and other book to tax differences. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the years ended August 31, 2013 and August 31, 2012, the tax character of dividends paid by the Fund were $184,183,667 and $146,244,263 of ordinary income, respectively.

As of August 31, 2013, the accumulated undistributed earnings on a tax basis was $8,587,564 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$3,384,244,379	$95,354,603	$(81,306,416)	$14,048,187	$9,377,199	$23,425,386

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, the difference in the treatment of premium amortization, deferred income on defaulted securities and other book to tax differences. The other cost basis adjustments are attributable to appreciation/depreciation on swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 and August 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The

Prudential High Yield Fund	69

Notes to Financial Statements

continued

Fund utilized approximately $35,424,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	27,744,000
Expiring 2018	66,273,000

$94,017,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. The last conversion of Class M and Class L

70

shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z common stock. Of the authorized shares of common stock of the Fund, 625 million shares are designated for Class A common stock, 150 million shares are designated for each of Class B common stock and Class C common stock, 20 million shares are designated for Class M common stock, 310 million shares are designated for each of Class Q and Class R common stock, 25 million shares are designated for Class X common stock and 410 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended August 31, 2013:
Shares sold	43,416,009	$247,812,897
Shares issued in reinvestment of dividends	12,456,592	71,032,377
Shares reacquired	(58,816,719)	(335,509,786)

Net increase (decrease) in shares outstanding before conversion	(2,944,118)	(16,664,512)
Shares issued upon conversion from Class B, Class X and Class Z	995,388	5,685,674
Shares reacquired upon conversion into Class Z	(512,656)	(2,936,584)

Net increase (decrease) in shares outstanding	(2,461,386)	$(13,915,422)

Year ended August 31, 2012:
Shares sold	63,487,469	$346,631,622
Shares issued in reinvestment of dividends	12,045,849	65,637,283
Shares reacquired	(40,113,847)	(217,536,029)

Net increase (decrease) in shares outstanding before conversion	35,419,471	194,732,876
Shares issued upon conversion from Class B, Class M, Class X and Class Z	2,296,291	12,421,243
Shares reacquired upon conversion into Class Z	(132,880)	(718,871)

Net increase (decrease) in shares outstanding	37,582,882	$206,435,248

Prudential High Yield Fund	71

Notes to Financial Statements

continued

Class B	Shares	Amount
Year ended August 31, 2013:
Shares sold	12,460,668	$71,166,059
Shares issued in reinvestment of dividends	1,592,738	9,070,259
Shares reacquired	(4,324,015)	(24,636,635)

Net increase (decrease) in shares outstanding before conversion	9,729,391	55,599,683
Shares reacquired upon conversion into Class A	(773,211)	(4,415,585)

Net increase (decrease) in shares outstanding	8,956,180	$51,184,098

Year ended August 31, 2012:
Shares sold	11,415,024	$62,423,499
Shares issued in reinvestment of dividends	1,244,027	6,775,675
Shares reacquired	(2,978,621)	(16,147,296)

Net increase (decrease) in shares outstanding before conversion	9,680,430	53,051,878
Shares reacquired upon conversion into Class A	(2,032,468)	(10,991,760)

Net increase (decrease) in shares outstanding	7,647,962	$42,060,118

Class C
Year ended August 31, 2013:
Shares sold	14,719,509	$84,002,360
Shares issued in reinvestment of dividends	2,113,264	12,033,007
Shares reacquired	(13,266,252)	(75,632,339)

Net increase (decrease) in shares outstanding before conversion	3,566,521	20,403,028
Shares reacquired upon conversion into Class Z	(372,182)	(2,131,050)

Net increase (decrease) in shares outstanding	3,194,339	$18,271,978

Year ended August 31, 2012:
Shares sold	20,074,592	$109,760,603
Shares issued in reinvestment of dividends	1,673,985	9,122,227
Shares reacquired	(6,053,110)	(32,795,868)

Net increase (decrease) in shares outstanding before conversion	15,695,467	86,086,962
Shares reacquired upon conversion into Class Z	(95,570)	(523,092)

Net increase (decrease) in shares outstanding	15,599,897	$85,563,870

Class L
Period ended August 24, 2012*:
Shares sold	108,408	$584,917
Shares issued in reinvestment of dividends	31,155	169,428
Shares reacquired	(741,127)	(4,110,768)

Net increase (decrease) in shares outstanding	(601,564)	$(3,356,423)

72

Class M	Shares	Amount
Period ended April 13, 2012**:
Shares sold	789	$4,426
Shares issued in reinvestment of dividends	1,800	9,569
Shares reacquired	(17,183)	(90,099)

Net increase (decrease) in shares outstanding before conversion	(14,594)	(76,104)
Shares reacquired upon conversion into Class A	(143,544)	(774,144)

Net increase (decrease) in shares outstanding	(158,138)	$(850,248)

Class Q
Year ended August 31, 2013:
Shares sold	3,867,656	$22,164,103
Shares issued in reinvestment of dividends	595,612	3,414,079
Shares reacquired	(14,450,956)	(84,066,481)

Net increase (decrease) in shares outstanding	(9,987,688)	$(58,488,299)

Period ended August 31, 2012***:
Shares sold	11,467,334	$62,295,831
Shares issued in reinvestment of dividends	547,198	3,029,536
Shares reacquired	(2,392,518)	(13,199,649)

Net increase (decrease) in shares outstanding before conversion	9,622,014	52,125,718
Shares issued upon conversion from Class Z	1,773,822	9,596,375

Net increase (decrease) in shares outstanding	11,395,836	$61,722,093

Class R
Year ended August 31, 2013:
Shares sold	5,242,077	$29,974,245
Shares issued in reinvestment of dividends	518,260	2,956,609
Shares reacquired	(3,300,229)	(18,813,137)

Net increase (decrease) in shares outstanding	2,460,108	$14,117,717

Year ended August 31, 2012:
Shares sold	3,794,416	$20,706,960
Shares issued in reinvestment of dividends	351,374	1,918,517
Shares reacquired	(1,412,282)	(7,701,956)

Net increase (decrease) in shares outstanding	2,733,508	$14,923,521

Prudential High Yield Fund	73

Notes to Financial Statements

continued

Class X	Shares	Amount
Year ended August 31, 2013:
Shares sold	543	$3,131
Shares issued in reinvestment of dividends	1,656	9,431
Shares reacquired	(7,574)	(43,236)

Net increase (decrease) in shares outstanding before conversion	(5,375)	(30,674)
Shares reacquired upon conversion into Class A	(26,094)	(149,511)

Net increase (decrease) in shares outstanding	(31,469)	$(180,185)

Year ended August 31, 2012:
Shares sold	535	$2,997
Shares issued in reinvestment of dividends	4,323	23,427
Shares reacquired	(6,345)	(34,233)

Net increase (decrease) in shares outstanding before conversion	(1,487)	(7,809)
Shares reacquired upon conversion into Class A	(39,998)	(219,022)

Net increase (decrease) in shares outstanding	(41,485)	$(226,831)

Class Z
Year ended August 31, 2013:
Shares sold	133,625,627	$765,184,354
Shares issued in reinvestment of dividends	9,129,360	52,176,376
Shares reacquired	(92,899,021)	(531,988,196)

Net increase (decrease) in shares outstanding before conversion	49,855,966	285,372,534
Shares issued upon conversion from Class A and Class C	882,355	5,067,634
Shares reacquired upon conversion into Class A	(195,752)	(1,120,578)

Net increase (decrease) in shares outstanding	50,542,569	$289,319,590

Year ended August 31, 2012:
Shares sold	103,441,930	$565,648,165
Shares issued in reinvestment of dividends	5,628,045	30,835,081
Shares reacquired	(40,556,671)	(220,067,877)

Net increase (decrease) in shares outstanding before conversion	68,513,304	376,415,369
Shares issued upon conversion from Class A and Class C	227,792	1,241,963
Shares reacquired upon conversion into Class A and Class Q	(1,853,618)	(10,032,692)

Net increase (decrease) in shares outstanding	66,887,478	$367,624,640

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commenced offering on October 31, 2011.

74

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended August 31, 2013.

Note 8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

Prudential High Yield Fund	75

Financial Highlights

Class A Shares
	Year Ended August 31,
	2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.59	$5.34	$5.32		$4.84		$5.19
Income (loss) from investment operations:
Net investment income	.34	.37	.40		.45		.43
Net realized and unrealized gain (loss) on investment transactions	.04	.27	.03		.49		(.34)
Total from investment operations	.38	.64	.43		.94		.09
Less Dividends:
Dividends from net investment income	(.37)	(.39)	(.41)		(.46)		(.44)
Capital Contributions(f):	-	-	-	(e)	-	(e)	-
Net asset value, end of year	$5.60	$5.59	$5.34		$5.32		$4.84
Total Return(b):	6.85%	12.55%	8.14%		19.94%		3.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,327,678	$1,339,113	$1,078,117		$1,093,443		$1,009,183
Average net assets (000)	$1,385,567	$1,187,666	$1,147,761		$1,078,033		$811,838
Ratios to average net assets(c):
Expenses(d)	.83%	.87%	.88%		.90%		.91%
Net investment income	6.04%	6.75%	7.20%		8.64%		9.95%
Portfolio turnover rate	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

76

Class B Shares
	Year Ended August 31,
	2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.59	$5.34	$5.31		$4.83		$5.19
Income (loss) from investment operations:
Net investment income	.32	.34	.37		.42		.41
Net realized and unrealized gain (loss) on investment transactions	.03	.28	.05		.49		(.35)
Total from investment operations	.35	.62	.42		.91		.06
Less Dividends:
Dividends from net investment income	(.34)	(.37)	(.39)		(.43)		(.42)
Capital Contributions(e):	-	-	-	(d)	-	(d)	-
Net asset value, end of year	$5.60	$5.59	$5.34		$5.31		$4.83
Total Return(b):	6.33%	12.00%	7.82%		19.39%		2.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$213,714	$163,309	$115,162		$96,409		$85,727
Average net assets (000)	$194,916	$131,650	$108,578		$92,174		$76,697
Ratios to average net assets(c):
Expenses	1.33%	1.37%	1.38%		1.40%		1.41%
Net investment income	5.53%	6.25%	6.70%		8.15%		9.44%
Portfolio turnover rate	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential High Yield Fund	77

Financial Highlights

continued

Class C Shares
	Year Ended August 31,
	2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.58	$5.33	$5.31		$4.83		$5.18
Income (loss) from investment operations:
Net investment income	.30	.32	.36		.42		.41
Net realized and unrealized gain (loss) on investment transactions	.04	.28	.04		.49		(.34)
Total from investment operations	.34	.60	.40		.91		.07
Less Dividends:
Dividends from net investment income	(.33)	(.35)	(.38)		(.43)		(.42)
Capital Contributions(f):	-	-	-	(e)	-	(e)	-
Net asset value, end of year	$5.59	$5.58	$5.33		$5.31		$4.83
Total Return(b):	6.07%	11.74%	7.45%		19.40%		2.83%

Ratios/Supplemental Data:
Net assets, end of year (000)	$247,992	$229,715	$136,177		$112,212		$77,177
Average net assets (000)	$260,306	$172,185	$132,854		$94,741		$50,393
Ratios to average net assets(c):
Expenses(d)	1.58%	1.62%	1.55%		1.40%		1.41%
Net investment income	5.29%	5.98%	6.52%		8.12%		9.42%
Portfolio turnover rate	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(e) Less than $.005 per share.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

78

Class L Shares
	Period Ended August 24, 2012(a)(e)		Year Ended August 31,
			2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.35		$5.32		$4.84		$5.19	$5.59
Income (loss) from investment operations:
Net investment income	.35		.39		.44		.42	.42
Net realized and unrealized gain (loss) on investment transactions	.26		.04		.49		(.34)	(.39)
Total from investment operations	.61		.43		.93		.08	.03
Less Dividends:
Dividends from net investment income	(.37)		(.40)		(.45)		(.43)	(.43)
Capital Contributions(i):	-		-	(d)	-	(d)	-	-
Net asset value, end of period	$5.59		$5.35		$5.32		$4.84	$5.19
Total Return(b):	11.89%		8.07%		19.64%		3.05%	.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,069		$3,215		$3,868		$4,144	$5,114
Average net assets (000)	$3,194		$3,724		$4,060		$3,969	$5,980
Ratios to average net assets(c):
Expenses	1.12%	(f)	1.13%		1.15%		1.16%	1.13%
Net investment income	6.54%	(f)	6.96%		8.41%		9.71%	7.73%
Portfolio turnover rate	48%	(g)(h)	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(f) Annualized.

(g) Calculated as of August 31, 2012.

(h) Not annualized.

(i) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential High Yield Fund	79

Financial Highlights

continued

Class M Shares
	Period Ended April 13, 2012(a)(e)		Year Ended August 31,
			2011(a)		2010(a)		2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.34		$5.32		$4.84		$5.19	$5.57
Income (loss) from investment operations:
Net investment income	.19		.36		.41		.41	.39
Net realized and unrealized gain (loss) on investment transactions	.16		.03		.49		(.35)	(.37)
Total from investment operations	.35		.39		.90		.06	.02
Less Dividends:
Dividends from net investment income	(.22)		(.37)		(.42)		(.41)	(.40)
Capital Contributions(i):	-		-	(d)	-	(d)	-	-
Net asset value, end of period	$5.47		$5.34		$5.32		$4.84	$5.19
Total Return(b):	6.73%		7.32%		19.04%		2.52%	.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$845		$4,004		$7,730	$14,831
Average net assets (000)	$352		$2,493		$6,190		$9,244	$22,037
Ratios to average net assets(c):
Expenses	1.62%	(f)	1.63%		1.65%		1.66%	1.63%
Net investment income	6.29%	(f)	6.52%		7.96%		9.20%	7.21%
Portfolio turnover rate	48%	(g)(h)	87%		91%		82%	63%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(f) Annualized.

(g) Calculated as of August 31, 2012.

(h) Not annualized.

(i) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

80

Class Q Shares
	Year Ended August 31, 2013(b)	October 31, 2011(a) through August 31, 2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.61	$5.41
Income from investment operations:
Net investment income	.37	.35
Net realized and unrealized gain on investment transactions	.02	.19
Total from investment operations	.39	.54
Less Dividends:
Dividends from net investment income	(.39)	(.34)
Net asset value, end of period	$5.61	$5.61
Total Return(c):	7.04%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,901	$63,914
Average net assets (000)	$52,463	$48,841
Ratios to average net assets(d):
Expenses	.47%	.50%	(e)
Net investment income	6.40%	6.97%	(e)
Portfolio turnover rate	55%	48%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential High Yield Fund	81

Financial Highlights

continued

Class R Shares
	Year Ended August 31,
	2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.59	$5.34	$5.32		$4.84		$5.19
Income (loss) from investment operations:
Net investment income	.33	.35	.38		.44		.42
Net realized and unrealized gain (loss) on investment transactions	.04	.28	.04		.49		(.34)
Total from investment operations	.37	.63	.42		.93		.08
Less Dividends:
Dividends from net investment income	(.36)	(.38)	(.40)		(.45)		(.43)
Capital Contributions(f):	-	-	-	(e)	-	(e)	-
Net asset value, end of year	$5.60	$5.59	$5.34		$5.32		$4.84
Total Return(b):	6.59%	12.26%	7.88%		19.66%		3.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$50,732	$36,886	$20,630		$10,441		$3,698
Average net assets (000)	$47,639	$27,717	$16,155		$7,260		$1,580
Ratios to average net assets(c):
Expenses(d)	1.08%	1.12%	1.13%		1.15%		1.16%
Net investment income	5.78%	6.47%	6.93%		8.32%		9.64%
Portfolio turnover rate	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005 per share.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

82

Class X Shares
	Year Ended August 31,
	2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.59	$5.34	$5.31		$4.83		$5.19
Income (loss) from investment operations:
Net investment income	.30	.33	.36		.41		.38
Net realized and unrealized gain (loss) on investment transactions	.04	.27	.04		.49		(.33)
Total from investment operations	.34	.60	.40		.90		.05
Less Dividends:
Dividends from net investment income	(.33)	(.35)	(.37)		(.42)		(.41)
Capital Contributions(e):	-	-	-	(d)	-	(d)	-
Net asset value, end of year	$5.60	$5.59	$5.34		$5.31		$4.83
Total Return(b):	6.06%	11.69%	7.54%		19.07%		2.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$73	$249	$459		$966		$1,878
Average net assets (000)	$167	$363	$766		$1,359		$2,152
Ratios to average net assets(c):
Expenses	1.58%	1.62%	1.63%		1.65%		1.66%
Net investment income	5.30%	6.06%	6.48%		7.97%		9.19%
Portfolio turnover rate	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential High Yield Fund	83

Financial Highlights

continued

Class Z Shares
	Year Ended August 31,
	2013(a)	2012(a)	2011(a)		2010(a)		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$5.61	$5.35	$5.33		$4.85		$5.20
Income (loss) from investment operations:
Net investment income	.36	.38	.42		.46		.44
Net realized and unrealized gain (loss) on investment transactions	.04	.29	.03		.49		(.34)
Total from investment operations	.40	.67	.45		.95		.10
Less Dividends:
Dividends from net investment income	(.39)	(.41)	(.43)		(.47)		(.45)
Capital Contributions(e):	-	-	-	(d)	-	(d)	-
Net asset value, end of year	$5.62	$5.61	$5.35		$5.33		$4.85
Total Return(b):	7.13%	13.07%	8.47%		20.23%		3.68%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,010,477	$725,367	$334,696		$117,442		$74,321
Average net assets (000)	$911,701	$479,766	$304,551		$94,871		$37,817
Ratios to average net assets(c):
Expenses	.58%	.62%	.63%		.65%		.66%
Net investment income	6.29%	6.97%	7.43%		8.86%		10.14%
Portfolio turnover rate	55%	48%	87%		91%		82%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

84

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 15:

We have audited the accompanying statement of assets and liabilities of the Prudential High Yield Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 15, including the portfolio of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 25, 2013

Prudential High Yield Fund	85

Federal Income Tax Information

(Unaudited)

For the year ended August 31, 2013, the Fund reports the maximum amount allowable but not less than 86.10% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2013.

86

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 64	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 64	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential High Yield Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 64	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 64	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 64	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 64	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 64	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 64	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 59	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 64	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential High Yield Fund

(1)	The year that each individual joined PIP 15’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1995; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Bruce Karpati (43) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities and Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities and Exchange Commission.	Since 2013
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential High Yield Fund

(1)	The year that each individual became an Officer of the Fund is as follows:

Raymond A. O’Hara, 2012; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Bruce Karpati, 2012; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Richard W. Kinville, 2011; Grace C. Torres, 1995; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential High Yield Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential High Yield Fund is a series of Prudential Investment Portfolios, Inc. 15.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential High Yield Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically,

Prudential High Yield Fund

Approval of Advisory Agreements (continued)

potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

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•	The Board concluded that, in light of the Fund’s competitive performance over longer time periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential High Yield Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn •
Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL HIGH YIELD FUND

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	PHYQX	JDYRX	N/A	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y884	74440Y603	74440Y702	74440Y801

MF110E    0252501-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

ANNUAL REPORT • AUGUST 31, 2013

Fund Type

Short Duration High Yield Bond

Objective

To provide a

high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Short Duration High Yield Income Fund informative and useful. The report covers performance for the 10-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short Duration High Yield Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short Duration High Yield Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
Since Inception
Class A	2.50% (10/26/12)
Class C	1.83 (10/26/12)
Class Z	2.74 (10/26/12)
Barclays U.S. High Yield Ba/B rated 1-5 Yr 1% Capped Index	5.43
Lipper High Yield Funds Average	4.74

Average Annual Total Returns (With Sales Charges) as of 9/30/13
Since Inception
Class A	N/A (10/26/12)
Class C	N/A (10/26/12)
Class Z	N/A (10/26/12)
Barclays U.S. High Yield Ba/B rated 1-5 Yr 1% Capped Index	N/A (10/26/12)
Lipper High Yield Funds Average	N/A (10/26/12)

Average Annual Total Returns (With Sales Charges) as of 8/31/13
Since Inception
Class A	N/A (10/26/12)
Class C	N/A (10/26/12)
Class Z	N/A (10/26/12)

Average Annual Total Returns (Without Sales Charges) as of 8/31/13
Since Inception
Class A	N/A (10/26/12)
Class C	N/A (10/26/12)
Class Z	N/A (10/26/12)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class A shares with a similar investment in the Barclays U.S. High Yield Ba/B rated 1-5 Year 1% Capped Index by portraying the initial account values at the beginning of the period for Class A shares (October 26, 2012) and the account values at the end of the current fiscal year (August 31, 2013) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 10/26/12

Past performance does not predict future performance. Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Prudential Short Duration High Yield Income Fund	3

Your Fund’s Performance (continued)

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Barclays U.S. High Yield Ba/B rated 1–5 Year 1% Capped Index

The Barclays U.S. High Yield Ba/B 1–5 Year 1% Constrained Index represents the performance of U.S. short duration, higher-rated high yield bonds.

Lipper High Yield Funds Average

The Lipper High Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 8/31/13
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A, 12/01/15	2.0%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A, 04/15/18	2.0
Interactive Data Corp., Gtd. Notes, 08/01/18	1.9
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A, 06/01/18	1.3
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes, 06/01/18	1.3

Issues reflect only long-term investments and are subject to change.

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Distributions and Yields as of 8/31/13
	Total Distributions Paid during the Period	30-Day SEC Yield
Class A	$0.46	3.10%
Class C	0.39	2.45
Class Z	0.48	3.46

Credit Quality* expressed as a percentage of net assets as of 8/31/13
Baa	3.4%
Ba	24.0
B	53.0
Caa or Lower	8.6
Not Rated**	10.4
Total Investments	99.4
Other assets in excess of liabilities	0.6
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 10.4% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Short Duration High Yield Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Short Duration High Yield Income Fund’s Class A shares returned 2.50% since its October 26, 2012 inception for the reporting period that ended August 31, 2013. The Fund’s Class A shares underperformed the 5.43% gain of the Barclays U.S. High Yield Ba/B rated 1-5 Year 1% Capped Index (the Index), and the 4.74% gain of the Lipper High Yield Funds Average.

How did the U.S. high yield bond market perform?

During the reporting period, investors’ search for yield fueled performance in a record-low interest rate environment. Fortunately, underlying conditions included relatively stable credit fundamentals and low default rates.

•

At the beginning of the reporting period in the third quarter of 2012, high yield bonds (also referred to as “junk bonds”) delivered double-digit returns. The high yield bond market also began 2013 on a strong note.

•

However, volatility returned to the market in the second quarter of 2013 after the U.S. Federal Reserve Bank (the Fed) indicated it could begin scaling back its quantitative easing program later in the year. This also indicated a potential rise in interest rates. As a result, yields increased and prices fell, as bond prices fall when interest rate yields rise.

•

Positive momentum in the U.S. high yield market pushed average yields to a record low of 5.00% in the early part of May. Yields stabilized in the final months of the reporting period and average spreads (the difference between yields on U.S Treasuries and bonds with similar maturities) were generally flat.

•	Overall, high yield bonds ended the period with positive returns, outperforming most other fixed income asset classes.

•	The shorter duration, higher quality subsector of high yield bonds, as measured by the Barclays Capital Ba/B 1-5 year Index, performed better than the overall high yield market.

How did high yield market sectors, industries, and rating categories perform?

All sectors, had positive returns.

•	Insurance, building materials and construction and telecommunications were top performers.

•	Companies in more defensive industries, such as cable companies and electric utilities, which are less resistant to changes in economy, lagged other sectors but posted solid gains.

•	Lower- rated credits outperformed their higher-rated counterparts. Bonds rated CCC outperformed bonds rated BB, and B.

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What strategies proved most beneficial to the Fund’s performance?

•	Relative to the Index, the Fund benefited from an overweight position in the technology sector and underweight positions in energy equipment (pipelines) and building materials sectors.

•	Security selection within the chemicals, packaging and automotive industries contributed to performance.

•

An overweight position in Arcelormittal, a metals company headquartered in Luxembourg, and Schaeffler, a German manufacturer of automotive parts, were notable contributors to performance. An underweight to Exide Technologies, a U.S. manufacturer of lead-acid batteries, also helped as the company filed for bankruptcy during the period.

What strategies proved most beneficial to the Fund’s performance?

•	Relative to the Index, the Fund benefited from an overweight position in the technology sector and underweight positions in energy equipment (pipelines) and building materials sectors.

•	Security selection within the chemicals, packaging, and automotive industries contributed to performance.

•

An overweight position in Arcelormittal, a metals company headquartered in Luxembourg, and Schaeffler, a German manufacturer of automotive parts, were notable contributors to performance. An underweight to Exide Technologies, a U.S. manufacturer of lead-acid batteries, also helped as the company filed for bankruptcy during the period.

What strategies detracted most from the Fund’s performance?

•	Underweight positions to other strong-performing industries such as building materials and construction and insurance detracted from the Fund’s performance.

•

The Fund’s overweight positions in the telecommunications sector and the cable industry hurt performance as these more defensive industries, which are less resistant to changes in the economy, underperformed the broad market.

•

Positions within the capital goods, media and entertainment, and telecom sectors detracted from performance. An underweight to Vimpelcom, a European telecommunications company, and an overweight to Community Health Systems hurt performance.

•

While ramping up its holdings, the Fund was negatively impacted by higher-than-normal cash balances resulting from strong inflows as well as the bid/offer spread (the difference between the highest price a buyer will pay and the lowest price a seller will sell) while building the portfolio. These are one-time occurrences that are unlikely to affect future performance.

Prudential Short Duration High Yield Income Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration High Yield Income Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,008.90	1.15%	$5.82
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

Class C	Actual	$1,000.00	$1,005.00	1.90%	$9.60
	Hypothetical	$1,000.00	$1,015.63	1.90%	$9.65

Class Z	Actual	$1,000.00	$1,010.20	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended August 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Short Duration High Yield Income Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the period October 26, 2012* through August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.25%	1.15%
C	1.95%	1.90%
Z	1.04%	0.90%

* Commencement of operations.

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of August 31, 2013

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 89.0%
BANK LOANS(a) 2.0%

Automotive 0.4%
Schaeffler AG (Germany)	Ba3	4.750%	01/27/17	EUR 1,300	$1,722,853

Banking 0.8%
AA Group	BBB-(b)	4.500	07/31/18	GBP 2,350	3,605,356

Electric
Calpine Corp.	B1	4.000	04/01/18	124	124,273

Gaming 0.1%
MGM Resorts International	Ba2	3.500	12/20/19	498	495,842

Healthcare & Pharmaceutical 0.1%
Catalent Pharma Solutions, Inc.	Caa1	6.500	12/29/17	300	300,937

Media & Entertainment 0.1%
Getty Images, Inc.	B1	4.750	10/18/19	249	239,500
Gray Television, Inc.	B2	4.750	10/14/19	241	242,045

					481,545

Technology 0.5%
Ancestry.com, Inc.	B1	5.250	12/28/18	364	366,422
First Data Corp.	B1	4.180	03/26/18	150	148,477
Kronos, Inc.	Ba3	9.750	04/30/20	1,375	1,421,406

					1,936,305

TOTAL BANK LOANS (cost $8,681,294)					8,667,111

CORPORATE BONDS 87.0%

Aerospace & Defense 1.7%
Bombardier, Inc. (Canada),
Sr. Notes, 144A	Ba2	4.250	01/15/16	200	206,750
Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	4,750	5,248,750
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	1,011	1,048,912
TransDigm, Inc., Gtd. Notes	Caa1	7.750	12/15/18	900	963,000

					7,467,412

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	11

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive 3.1%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	1,000	$1,067,500
Chrysler Group LLC,
Sec’d. Notes	B1	8.000	06/15/19	1,225	1,330,656
Sec’d. Notes	B1	8.250	06/15/21	2,000	2,195,000
Conti-Gummi Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	Ba1	7.500	09/15/17	EUR 1,100	1,509,962
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba1	4.500	09/15/19	250	252,625
Delphi Corp., Gtd. Notes	Ba1	5.875	05/15/19	250	265,000
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	924	984,060
Schaeffler Holding Finance BV (Netherlands), Sr. Sec’d. Notes, PIK, 144A	B2	6.875	08/15/18	2,925	3,042,000
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	7.875	10/01/17	375	397,500
TRW Automotive, Inc.,
Gtd. Notes, 144A	Ba2	7.250	03/15/17	1,350	1,525,500
Gtd. Notes, 144A	Ba2	8.875	12/01/17	750	793,125

					13,362,928

Building Materials & Construction 2.9%
Beazer Homes USA, Inc., Sr. Sec’d. Notes	B2	6.625	04/15/18	3,650	3,846,187
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,525,299; purchased 06/20/13)(c)(d)	Ba3	6.875	08/15/18	1,450	1,540,625
D.R. Horton, Inc.,
Gtd. Notes	Ba2	3.625	02/15/18	2,018	1,957,460
Gtd. Notes	Ba2	5.625	01/15/16	250	264,688
Gtd. Notes	Ba2	6.500	04/15/16	100	108,250
Standard Pacific Corp.,
Gtd. Notes	B2	8.375	05/15/18	2,495	2,819,350
Gtd. Notes	B2	10.750	09/15/16	150	178,125

See Notes to Financial Statements.

12

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Toll Brothers Finance Corp., Gtd. Notes	Ba1	8.910%	10/15/17	1,500	$1,762,500

					12,477,185

Cable 6.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625	09/15/17	3,900	4,436,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	B1	7.000	01/15/19	4,000	4,230,000
Gtd. Notes	B1	7.250	10/30/17	2,000	2,120,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $818,438; purchased 07/24/13)(c)(d)	B2	11.500	11/20/14	750	806,250
CSC Holdings LLC,
Sr. Unsec’d. Notes	Ba3	7.625	07/15/18	2,768	3,148,600
Sr. Unsec’d. Notes	Ba3	7.875	02/15/18	2,000	2,270,000
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	250	287,500
DISH DBS Corp., Gtd. Notes	Ba3	4.250	04/01/18	4,815	4,742,775
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS	B1	6.500	07/31/17	EUR 400	569,631
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, RegS	B3	9.625	12/01/19	EUR 500	731,864
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875	04/15/18	1,137	1,233,645
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes	B2	8.375	10/15/19	1,584	1,718,640
Gtd. Notes	B2	8.875	10/15/19	GBP 750	1,262,804
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	Ba3	6.500	01/15/18	1,750	1,824,375

					29,382,334

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	13

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods 5.5%
Amsted Industries, Inc., Sr. Notes, 144A (original cost $106,000; purchased 08/09/13)(c)(d)	Ba3	8.125%	03/15/18	100	$105,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250	01/15/19	2,000	2,175,000
Case New Holland, Inc., Gtd. Notes	Ba2	7.875	12/01/17	2,570	2,955,500
CNH America LLC, Gtd. Notes	Ba2	7.250	01/15/16	1,000	1,090,000
CNH Capital LLC,
Gtd. Notes	Ba2	3.625	04/15/18	375	367,500
Gtd. Notes	Ba2	3.875	11/01/15	250	255,000
Columbus McKinnon Corp., Gtd. Notes	B1	7.875	02/01/19	1,506	1,581,300
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	1,308	1,388,115
Hertz Corp. (The), Gtd. Notes	B2	7.500	10/15/18	2,744	2,963,520
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250	09/01/19	450	486,000
Manitowoc Co., Inc. (The), Gtd. Notes	B3	9.500	02/15/18	550	592,625
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	B3	7.000	05/15/18	675	678,375
SPX Corp.,
Gtd. Notes	Ba3	6.875	09/01/17	3,772	4,177,490
Gtd. Notes	Ba3	7.625	12/15/14	390	415,350
Terex Corp., Gtd. Notes	B2	6.500	04/01/20	400	417,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000	10/01/18	683	742,763
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $400,000; purchased 01/31/13)(c)(d)	Caa1	7.500	02/15/19	400	401,000
United Rentals North America, Inc., Gtd. Notes	B3	9.250	12/15/19	2,589	2,902,916
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500	05/15/17	150	155,250

					23,850,204

See Notes to Financial Statements.

14

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 2.4%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.000%	03/15/16	675	$683,438
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $1,212,500; purchased 05/02/13 - 05/16/13)(c)(d)	Caa1	6.125	08/15/18	1,200	1,161,000
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	3,006	3,231,450
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625	11/01/19	1,800	1,993,500
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625	06/15/18	1,000	1,105,000
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250	08/01/19	750	765,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250	04/01/20	1,425	1,378,687

					10,318,075

Consumer 2.6%
Geo Debt Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	B3	7.500	08/01/18	EUR 300	412,355
Jarden Corp., Gtd. Notes	B1	7.500	05/01/17	2,320	2,581,000
Novalis Sas (France), Sr. Sec’d. Notes, 144A	B1	6.000	06/15/18	EUR 1,200	1,628,262
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	1,401	1,513,080
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	250	269,520
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625	10/01/18	2,545	2,891,756
Spectrum Brands, Inc., Sr. Sec’d. Notes	Ba3	9.500	06/15/18	1,000	1,100,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500	04/15/19	750	798,750

					11,194,723

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	15

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric 2.4%
AES Corp. (The),
Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	2,150	$2,472,500
Sr. Unsec’d. Notes	Ba3	9.750	04/15/16	2,000	2,330,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17	700	729,750
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500	10/15/16	950	1,002,250
GenOn REMA LLC, Pass-Through Certificates(d)	B2	9.237	07/02/17	484	500,094
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba2	9.125	06/30/17	702	736,760
NRG Energy, Inc.,
Gtd. Notes	B1	7.625	01/15/18	1,500	1,661,250
Gtd. Notes	B1	7.625	05/15/19	1,000	1,057,500

					10,490,104

Energy - Integrated 0.1%
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250	12/12/21	200	207,000

Energy - Other 2.6%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(b)	10.250	04/08/19	250	283,750
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375	05/01/20	1,000	1,100,000
Harvest Operations Corp. (Canada), Gtd. Notes	Ba3	6.875	10/01/17	2,000	2,160,000
Hercules Offshore, Inc.,
Gtd. Notes, 144A	B3	10.500	10/15/17	2,000	2,115,000
Sr. Sec’d. Notes, 144A	Ba3	7.125	04/01/17	325	344,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $1,102,500; purchased 03/15/13 - 03/18/13)(c)(d)	Ba3	8.000	02/15/20	1,000	1,087,500
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18	1,894	2,017,110

See Notes to Financial Statements.

16

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Plains Exploration & Production Co., Gtd. Notes	Baa3	8.625%	10/15/19	1,355	$1,504,154
Seitel, Inc., Gtd. Notes	B3	9.500	04/15/19	200	201,000
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17	450	477,000

					11,290,014

Food & Beverage 0.2%
Agrokor DD (Croatia), Gtd. Notes, MTN, RegS	B2	10.000	12/07/16	EUR 500	706,257

Foods 5.3%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750	03/15/20	1,125	1,147,500
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250	09/01/16	480	543,000
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	2,500	2,684,375
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	600	660,000
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000	06/01/18	1,500	1,663,125
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	2,800	2,982,000
Michael Foods Group, Inc., Gtd. Notes	B3	9.750	07/15/18	3,040	3,336,400
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875	12/15/18	3,000	3,240,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	7.750	07/01/17	2,825	3,178,125
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375	11/15/18	785	830,137
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250	08/01/18	300	301,125
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $1,946,875; purchased 05/21/13)(c)(d)	B3	8.875	12/15/17	1,750	1,933,750

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	17

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	250	$265,000

					22,764,537

Gaming 5.4%
Boyd Gaming Corp., Gtd. Notes	B3	9.125	12/01/18	1,000	1,090,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250	06/01/17	4,125	4,248,750
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK	Caa1	10.750	01/15/17	2,740	2,952,350
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750	03/15/19	1,500	1,548,750
MGM Resorts International,
Gtd. Notes	B3	7.625	01/15/17	2,570	2,833,425
Gtd. Notes	B3	10.000	11/01/16	3,400	3,995,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	Caa1	8.375	02/15/18	3,000	3,225,000
Pinnacle Entertainment, Inc., Gtd. Notes	B3	8.750	05/15/20	3,295	3,558,600

					23,451,875

Healthcare & Pharmaceutical 6.1%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375	02/01/17	3,280	3,370,200
Capella Healthcare, Inc., Gtd. Notes	B3	9.250	07/01/17	2,250	2,399,063
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000	11/15/19	3,000	3,150,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250	01/15/19	1,350	1,329,750

See Notes to Financial Statements.

18

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	B3	10.500%	12/15/18	1,500	$1,680,000
HCA, Inc.,
Sr. Sec’d. Notes	Ba3	8.500	04/15/19	1,350	1,458,000
Sr. Unsec’d. Notes	B3	6.500	02/15/16	250	271,250
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	350	378,000
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	7.375	09/01/18	200	203,000
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	B2	6.000	12/01/18	GBP 1,000	1,545,817
MedAssets, Inc., Gtd. Notes	B3	8.000	11/15/18	3,974	4,272,050
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B2	7.000	02/15/18	GBP 300	474,670
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875	12/01/18	1,000	1,060,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	B1	6.500	07/15/16	300	310,500
VPII Escrow Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	6.750	08/15/18	4,150	4,393,812

					26,296,112

Media & Entertainment 8.4%
Allbritton Communications Co., Sr. Unsec’d. Notes	B2	8.000	05/15/18	700	756,000
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	2,565	2,930,512
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	348	365,400
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	B1	9.125	08/01/18	3,628	3,972,660
Gannett Co, Inc,
Gtd. Notes	Ba1	7.125	09/01/18	2,000	2,135,000
Gtd. Notes	Ba1	9.375	11/15/17	2,000	2,122,500

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	19

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	Ba2	7.375%	12/01/17	485	$504,400
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250	04/01/19	3,000	3,217,500
LIN Television Corp., Gtd. Notes	B3	8.375	04/15/18	2,000	2,135,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $430,965; purchased 11/02/12 - 12/19/12)(c)(d)	B1	8.250	12/15/17	388	420,282
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $1,875,000; purchased 07/30/13)(c)(d)	B1	5.000	08/01/18	1,875	1,898,438
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875	04/15/17	750	808,125
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750	10/15/18	1,500	1,631,250
Regal Cinemas Corp., Gtd. Notes	B2	8.625	07/15/19	1,000	1,081,250
Regal Entertainment Group, Gtd. Notes	B3	9.125	08/15/18	305	333,213
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	1,600	1,692,000
SSI Investments II Ltd./SSI Co. - Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	4,955	5,462,887
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000	09/15/19	700	686,000
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000	05/15/17	2,485	2,578,187
WMG Acquisition Corp., Gtd. Notes	B3	11.500	10/01/18	1,200	1,383,000

					36,113,604

See Notes to Financial Statements.

20

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals 2.6%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17	400	$409,000
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	1,800	1,854,000
Sr. Unsec’d. Notes	Ba1	9.500	02/15/15	700	768,250
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875	06/15/19	75	65,250
Barminco Finance Pty Ltd., Gtd. Notes, 144A	B1	9.000	06/01/18	1,600	1,400,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125	05/01/18	125	126,250
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	1,000	1,055,000
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A	B1	6.000	04/01/17	1,500	1,526,250
Gtd. Notes, 144A	B1	7.000	11/01/15	2,000	2,060,000
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000	04/15/20	650	661,375
Peabody Energy Corp., Gtd. Notes	Ba2	6.000	11/15/18	730	726,350
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Ba3	8.750	01/15/14	550	554,125

					11,205,850

Non-Captive Finance 1.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes	Ba3	4.250	08/15/17	275	278,438
Sr. Unsec’d. Notes	Ba3	5.000	05/15/17	1,000	1,037,500
Sr. Unsec’d. Notes	Ba3	5.250	03/15/18	250	258,125
International Lease Finance Corp.,
Sr. Unsec’d. Notes	Ba3	3.875	04/15/18	1,725	1,647,375
Sr. Unsec’d. Notes	Ba3	5.875	04/01/19	1,000	1,013,120
Sr. Unsec’d. Notes	Ba3	8.875	09/01/17	1,600	1,822,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	150	163,125

					6,219,683

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	21

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging 3.1%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $216,000; purchased 11/01/12)(c)(d)	Ba3	7.375%	10/15/17	200	$213,750
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500	05/15/18	1,385	1,504,456
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,262	3,571,890
Owens-illinois, Inc., Sr. Unsec’d. Notes	B1	7.800	05/15/18	2,329	2,655,060
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,537,063; purchased 11/01/12 - 06/19/13)(c)(d)	Caa1	10.625	08/15/19	1,350	1,485,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875	08/15/19	1,400	1,540,000
Sealed Air Corp., Gtd. Notes, 144A	B1	8.125	09/15/19	2,000	2,220,000

					13,190,156

Paper 0.4%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875	09/15/18	1,700	1,700,000

Pipelines & Other 0.7%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	9.125	10/01/17	1,925	2,016,438
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13 - 02/22/13)(c)(d)	Ba2	6.000	01/15/19	625	568,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.500	10/01/18	350	375,375

					2,960,563

See Notes to Financial Statements.

22

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts 0.9%
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	1,610	$1,698,550
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000	10/01/14	1,814	1,954,585

					3,653,135

Retailers 2.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250	08/01/19	2,500	2,781,250
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125	03/15/20	50	49,750
Sr. Sec’d. Notes, 144A	B2	9.000	03/15/19	1,750	1,949,062
Michaels Stores, Inc., Gtd. Notes	B3	7.750	11/01/18	1,500	1,614,375
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $2,104,750; purchased 12/19/12 - 06/04/13)(c)(d)	Caa1	8.500	10/15/17	2,050	2,091,000
Toys “R” US - Delaware, Inc., Sr. Sec’d. Notes, 144A	B2	7.375	09/01/16	150	151,875
Toys “R” US Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500	12/01/17	2,000	2,105,000

					10,742,312

Technology 12.9%
Anixter International, Inc., Gtd. Notes	Ba3	10.000	03/15/14	1,300	1,355,250
Audatex North America, Inc., Gtd. Notes	Ba2	6.750	06/15/18	2,345	2,491,562
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500	03/01/21	350	270,375
Brightstar Corp., Gtd. Notes, 144A (original cost $4,563,188; purchased 11/08/12 - 08/05/13)(c)(d)	B1	9.500	12/01/16	4,300	4,493,500

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	23

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $1,263,916; purchased 07/26/13 - 08/07/13)(c)(d)	B1	7.250%	08/01/18	1,275	$1,255,875
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500	04/01/19	1,725	1,895,344
Gtd. Notes	B3	12.535	10/12/17	2,364	2,467,425
Sr. Sec’d. Notes	Ba3	8.000	12/15/18	963	1,056,892
Ceridian Corp., Gtd. Notes	Caa2	11.250	11/15/15	2,700	2,733,750
Notes, PIK	Caa2	12.250	11/15/15	1,344	1,364,160
Sr. Sec’d. Notes, 144A	B1	8.875	07/15/19	680	765,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	6.625	06/01/20	950	940,500
CommScope, Inc., Gtd. Notes, 144A (original cost $2,625,075; purchased 01/07/13 - 08/20/13)(c)(d)	B3	8.250	01/15/19	2,390	2,605,100
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250	04/15/18	7,795	8,418,600
Inc., Sr. Sec’d. Notes, 144A	B1	10.125	03/15/18	34	36,720
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250	12/15/17	400	405,000
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18	7,455	8,293,687
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750	07/15/16	150	169,875
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750	06/01/18	5,663	5,471,874
Sr. Sec’d. Notes, 144A	B1	9.750	08/01/18	2,411	2,664,155
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800	10/01/16	115	127,938
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500	05/15/19	1,740	1,853,100

See Notes to Financial Statements.

24

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
SunGard Data Systems, Inc., Gtd. Notes	Caa1	7.375%	11/15/18	1,000	$1,062,500
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375	06/15/18	3,130	3,482,125

					55,680,307

Telecommunications 7.0%
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.000	04/01/17	850	909,500
Sr. Unsec’d. Notes	Ba2	6.150	09/15/19	738	767,520
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Baa3	12.000	12/01/15	8,000	8,440,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	8.250	09/01/17	1,000	1,040,000
Sr. Unsec’d. Notes, 144A	Caa1	10.500	04/15/18	500	538,750
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750	01/31/20	EUR 300	463,899
Sr. Sec’d. Notes, 144A	B3	11.625	01/31/20	500	580,000
Embarq Corp., Sr. Unsec’d. Notes(d)	Baa3	7.082	06/01/16	1,000	1,124,576
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125	10/01/18	600	660,000
Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	500	562,500
Level 3 Financing, Inc., Gtd. Notes	B3	8.125	07/01/19	297	314,078
Gtd. Notes	B3	10.000	02/01/18	600	645,000
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125	04/01/18	700	727,125
Sprint Capital Corp., Gtd. Notes	B1	6.900	05/01/19	1,300	1,339,000
Sprint Nextel Communications, Inc., Sr. Unsec’d. Notes	B1	6.000	12/01/16	2,427	2,572,620
Sr. Unsec’d. Notes	B1	8.375	08/15/17	1,650	1,852,125
Sr. Unsec’d. Notes	B1	9.125	03/01/17	400	459,000

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	25

Portfolio of Investments

as of August 31, 2013 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-mobile USA, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.250%	09/01/18	2,875	$2,903,750
TBG Global Pte Ltd. (Singapore), Gtd. Notes, RegS	Ba3	4.625	04/03/18	400	366,800
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS(c)	B3	11.750	07/15/17	EUR 850	1,176,539
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250	07/15/17	1,061	1,085,128
Windstream Corp., Gtd. Notes	B1	7.875	11/01/17	1,550	1,720,500

					30,248,410

TOTAL CORPORATE BONDS (cost $378,685,262)					374,972,780

TOTAL LONG-TERM INVESTMENTS (cost $387,366,556)					383,639,891

SHORT-TERM INVESTMENT 10.4%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $44,786,640)(e)				44,786,640	44,786,640

TOTAL INVESTMENTS 99.4% (cost $432,153,196; Note 5)					428,426,531
Other assets in excess of liabilities(f) 0.6%					2,305,138

NET ASSETS 100.0%					$430,731,669

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

26

RegS—Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDX—Credit Derivative Index

MTN—Medium Term Note

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

USD—United States Dollar

†	The ratings reflected are as of August 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $22,345,007. The aggregate value, $22,067,320, is approximately 5.1% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at August 31, 2013:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 11/25/2013	UBS Warburg LLC	GBP	2,139	$3,317,716	$3,312,861	$4,855
Euro,
Expiring 11/25/2013	JP Morgan Securities	EUR	6,714	8,952,329	8,877,015	75,314

				$12,270,045	$12,189,876	$80,169

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	27

Portfolio of Investments

as of August 31, 2013 continued

Credit default swap agreements outstanding at August 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.20.V1	06/20/18	5.000%	5,000	$244,288	$315,972	$(71,684)	Barclays Bank PLC

The Fund entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current Portfolio of Investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

28

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$5,061,755	$3,605,356
Corporate Bonds	—	374,236,020	736,760
Affiliated Money Market Mutual Fund	44,786,640	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	80,169	—
Credit Default Swap Agreements	—	(71,684)	—

Total	$44,786,640	$379,306,260	$4,342,116

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 10/26/12***	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(57,362)	(49,117)
Purchases	3,662,718	785,877
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 8/31/13	$3,605,356	$736,760

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(106,479) was included in Net Assets relating to securities held at the reporting period end.
***	Commencement of operations.

Level 3 securities as presenting in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	29

Portfolio of Investments

as of August 31, 2013 continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2013 was as follows:

Technology	13.4%
Affiliated Money Market Mutual Fund	10.4
Media & Entertainment	8.5
Telecommunications	7.0
Cable	6.8
Healthcare & Pharmaceutical	6.2
Gaming	5.5
Capital Goods	5.5
Foods	5.3
Automotive	3.5
Packaging	3.1
Building Materials & Construction	2.9
Energy—Other	2.6
Metals	2.6
Consumer	2.6
Retailers	2.5
Electric	2.4%
Chemicals	2.4
Aerospace & Defense	1.7
Non-Captive Finance	1.4
Real Estate Investment Trusts	0.9
Banking	0.8
Pipelines & Other	0.7
Paper	0.4
Food & Beverage	0.2
Energy—Integrated	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments are foreign exchange risk and credit risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$80,169	—	$—
Credit contracts	Premiums paid for swap agreements	315,972	Unrealized depreciation on over-the-counter swap agreements	71,684

Total		$396,141		$71,684

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the period October 26, 2012* through August 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(77,606)	$(77,606)
Credit contracts	14,059	—	14,059

Total	$14,059	$(77,606)	$(63,547)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$80,169	$80,169
Credit contracts	(71,684)	—	(71,684)

Total	$(71,684)	$80,169	$8,485

For the period October 26, 2012* through August 31, 2013, the Fund's average value at settlement date receivable for forward currency contracts sold was $6,391,903 and the average notional amount for credit default swaps as writer was $2,500,000.

* Commencement of Operations.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	31

Statement of Assets & Liabilities

as of August 31, 2013

Assets
Investments at value:
Unaffiliated investments (cost $387,366,556)	$383,639,891
Affiliated investments (cost $44,786,640)	44,786,640
Cash	1,534
Foreign currency, at value (cost $157,828)	158,329
Dividends and interest receivable	7,666,008
Receivable for Fund shares sold	6,395,264
Premiums paid for swap agreements	315,972
Unrealized appreciation on forward foreign currency exchange contracts	80,169
Prepaid expenses	3,610

Total assets	443,047,417

Liabilities
Payable for investments purchased	10,484,686
Payable for Fund shares reacquired	994,841
Dividends payable	357,964
Management fee payable	203,202
Accrued expenses	110,408
Distribution fee payable	88,349
Unrealized depreciation on over-the-counter swap agreements	71,684
Affiliated transfer agent fee payable	4,614

Total liabilities	12,315,748

Net Assets	$430,731,669

Net assets were comprised of:
Common stock, at par	$439,906
Paid-in capital in excess of par	435,880,347

436,320,253
Distributions in excess of net investment income	(158,742)
Accumulated net realized loss on investment and foreign currency transactions	(1,733,750)
Net unrealized depreciation on investments and foreign currencies	(3,696,092)

Net assets, August 31, 2013	$430,731,669

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share
($173,605,638 ÷ 17,732,693 shares of common stock issued and outstanding)	$9.79
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.12

Class C
Net asset value, offering price and redemption price per share
($75,538,820 ÷ 7,716,295 shares of common stock issued and outstanding)	$9.79

Class Z
Net asset value, offering price and redemption price per share
($181,587,211 ÷ 18,541,651 shares of common stock issued and outstanding)	$9.79

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	33

Statement of Operations

For the Period October 26, 2012* through August 31, 2013

Net Income
Income
Interest income (net of foreign withholding taxes of $10,056)	$6,703,108
Affiliated dividend income	20,894

Total income	6,724,002

Expenses
Management fee	896,505
Distribution fee—Class A	118,606
Distribution fee—Class C	214,366
Registration fees	86,000
Transfer agent’s fees and expenses (including affiliated expense of $11,000) (Note 3)	84,000
Custodian’s fees and expenses	64,000
Legal fees and expenses	55,000
Audit fee	37,000
Shareholders’ reports	28,000
Director’s fees	10,000
Insurance	1,000
Loan interest expense (Note 7)	656
Miscellaneous	8,465

Total expenses	1,603,598
Less: Management fee waiver (Note 2)	(116,965)

Net expenses	1,486,633

Net investment income	5,237,369

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	27,116
Foreign currency transactions	(98,827)
Swap agreement transactions	14,059

(57,652)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,726,665)
Foreign currencies	102,257
Swaps	(71,684)

(3,696,092)

Net loss on investment and foreign currency transactions	(3,753,744)

Net Increase In Net Assets Resulting From Operations	$1,483,625

*	Commencement of operations.

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

October 26, 2012* through August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,237,369
Net realized loss on investment and foreign currency transactions	(57,652)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,696,092)

Net increase in net assets resulting from operations	1,483,625

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,653,274)
Class C	(1,032,412)
Class Z	(3,394,064)

(7,079,750)

Fund share transactions (Note 6)
Net proceeds from shares sold	499,672,279
Net asset value of shares issued in reinvestment of dividends	5,575,098
Cost of shares reacquired	(68,919,583)

Net increase in net assets from Fund share transactions	436,327,794

Total increase	430,731,669

Net Assets:
Beginning of period	—

End of period	$430,731,669

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	35

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a diversified, open-end management investment company. The Company consists of two funds: Prudential High Yield Fund and Prudential Short Duration High Yield Income Fund (the “Fund”). These financial statements relate to Prudential Short Duration High Yield Income Fund. The Fund’s investment objective is to provide a high level of current income. The Fund commenced investment operations on October 26, 2012.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

36

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor

Prudential Short Duration High Yield Income Fund	37

Notes to Financial Statements

continued

services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

38

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at year end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Prudential Short Duration High Yield Income Fund	39

Notes to Financial Statements

continued

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements,

40

securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign

Prudential Short Duration High Yield Income Fund	41

Notes to Financial Statements

continued

exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset

42

amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential Short Duration High Yield Income Fund	43

Notes to Financial Statements

continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets.

PI has contractually agreed through December 31, 2014 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to ..90% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through December 31, 2014.

44

PIMS has advised the Fund that it has received $700,027 in front-end sales charges resulting from sales of Class A shares, during the period ended August 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended August 31, 2013, it received $2,485 and $8,166 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Funds”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended August 31, 2013, aggregated $431,991,911 and $43,068,932, respectively.

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the period ended August 31, 2013, the

Prudential Short Duration High Yield Income Fund	45

Notes to Financial Statements

continued

adjustments were to decrease distribution in excess of net investment income by $1,683,639, increase accumulated net realized loss on investment and foreign currency transactions by $1,676,098 and decrease paid-in capital in excess of par by $7,541 due to differences in the treatment for book and tax purposes of premium amortization, certain transactions involving foreign securities and currencies, paydown gains/losses, swaps and nondeductible expenses. Net investment income, net realized loss on investment and foreign currency transactions and net assets were not affected by this change.

For the period ended August 31, 2013, the tax character of dividends paid by the Fund was $7,079,750 of ordinary income.

As of August 31, 2013, the accumulated undistributed earnings on a tax basis was $334,557 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$433,738,205	$1,047,746	$(6,359,420)	$(5,311,674)	$(97,221)	$(5,408,895)

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps and mark-to-market of receivables and payables.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2013 of approximately $149,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

46

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

At August 31, 2013, Prudential through its affiliates owned 1,047 Class A Shares, 1,040 Class C Shares and 1,049 Class Z Shares of the Fund.

The Fund is authorized to issue 1 billion shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock. Of the authorized shares of common stock of the Fund, 300 million shares are designated for Class A common stock, 200 million shares are designated for Class C common stock and 500 million shares are designated for Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended August 31, 2013*:
Shares sold	19,954,646	$198,091,962
Shares issued in reinvestment of dividends	204,597	2,018,658
Shares reacquired	(2,426,550)	(24,090,472)

Net increase (decrease) in shares outstanding	17,732,693	$176,020,148

Class C
Period ended August 31, 2013*:
Shares sold	7,878,032	$78,194,899
Shares issued in reinvestment of dividends	78,720	776,610
Shares reacquired	(240,457)	(2,373,004)

Net increase (decrease) in shares outstanding	7,716,295	$76,598,505

Class Z
Period ended August 31, 2013*:
Shares sold	22,523,970	$223,385,418
Shares issued in reinvestment of dividends	281,109	2,779,830
Shares reacquired	(4,263,428)	(42,456,107)

Net increase (decrease) in shares outstanding	18,541,651	$183,709,141

*	Commenced operations on October 26, 2012.

Prudential Short Duration High Yield Income Fund	47

Notes to Financial Statements

continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended August 31, 2013. The Fund had an average outstanding balance of $2,676,167 for six days at an average interest rate of 1.45%. At August 31, 2013, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

48

Financial Highlights

Class A Shares
	October 26, 2012(a) through August 31, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.34
Net realized and unrealized loss on investment and foreign currency transactions	(.09)
Total from investment operations	.25
Less Dividends:
Dividends from net investment income	(.46)
Net asset value, end of period	$9.79
Total Return(c):	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$173,606
Average net assets (000)	$55,859
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursements(e)	1.15%	(f)
Expenses Before Waivers and/or Expense Reimbursements	1.20%	(f)
Net investment income	4.16%	(f)
Portfolio turnover rate	30%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	49

Financial Highlights

continued

Class C Shares
	October 26, 2012(a) through August 31, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.28
Net realized and unrealized loss on investment and foreign currency transactions	(.10)
Total from investment operations	.18
Less Dividends:
Dividends from net investment income	(.39)
Net asset value, end of period	$9.79
Total Return(c):	1.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,539
Average net assets (000)	$25,240
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursements	1.90%	(e)
Expenses Before Waivers and/or Expense Reimbursements	1.95%	(e)
Net investment income	3.38%	(e)
Portfolio turnover rate	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

50

Class Z Shares
	October 26, 2012(a) through August 31, 2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income from investment operations:
Net investment income	.36
Net realized and unrealized loss on investment and foreign currency transactions	(.09)
Total from investment operations	.27
Less Dividends:
Dividends from net investment income	(.48)
Net asset value, end of period	$9.79
Total Return(c):	2.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$181,587
Average net assets (000)	$69,695
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursements	.90%	(e)
Expenses Before Waivers and/or Expense Reimbursements	1.04%	(e)
Net investment income	4.29%	(e)
Portfolio turnover rate	30%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short Duration High Yield Income Fund	51

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 15:

We have audited the accompanying statement of assets and liabilities of Prudential Short Duration High Yield Income Fund of Prudential Investment Portfolios, Inc. 15 (hereafter referred to as the “Fund”), including the portfolio of investments, as of August 31, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period October 26, 2012 (commencement of operations) through August 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 25, 2013

52

Tax Information

(Unaudited)

For the period ended August 31, 2013, the Fund reports the maximum amount allowable but not less than 83.00% as interest related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of distributions received by you in calendar year 2013.

Prudential Short Duration High Yield Income Fund	53

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (61) Board Member Portfolios Overseen: 64	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (61) Board Member Portfolios Overseen: 64	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (57) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (68) Board Member Portfolios Overseen: 64	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 64	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (71) Board Member Portfolios Overseen: 64	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 64	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Prudential Short Duration High Yield Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Robin B. Smith (74) Board Member Portfolios Overseen: 64	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 64	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (51) Board Member & President Portfolios Overseen: 59	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.
Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 64	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

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(1)	The year that each individual joined PIP 15’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1995; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (39) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Prudential Short Duration High Yield Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Bruce Karpati (43) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities and Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities and Exchange Commission.	Since 2013
Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006
Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Visit our website at www.prudentialfunds.com

(1)	The year that each individual became an Officer of the Fund is as follows:

Raymond A. O’Hara, 2012; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Bruce Karpati, 2012; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Richard W. Kinville, 2011; Grace C. Torres, 1995; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Short Duration High Yield Income Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short Duration High Yield Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	HYSAX	HYSCX	HYSZX
CUSIP	74442J109	74442J208	74442J307

MF216E    0252505-00001-00

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended August 31, 2013 and August 31, 2012, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $69,500 and $32,500 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

Not applicable for the fiscal year ended August 31, 2013. During the fiscal year ended August 31, 2012, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2013 and 2012. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2013 and 2012 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 21, 2013

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 21, 2013